Dreyfus

Cash Management

Funds

Dreyfus Cash Management

Dreyfus Cash Management Plus

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Treasury Cash Management

Dreyfus Treasury Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

SEMIANNUAL REPORTS July 31, 2000

D




           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value

Contents

The Funds
--------------------------------------------------------------------------------

Letter  to Shareholders (Taxable)
3

Letter  to Shareholders (Tax-Exempt)
5

Statements  of Investments
7

Statements  of Assets and Liabilities
32

Statements  of Operations
34

Statements  of Changes in Net Assets
36

Financial  Highlights
40

Notes  to Financial Statements
49

For More Information
--------------------------------------------------------------------------------

Back cover

The views expressed herein are current to the date of this report. These views and the composition of the funds' portfolios are subject to change at any time based on market and other conditions.


The Funds

                                                  Dreyfus Cash Management Funds

LETTER TO  SHAREHOLDERS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Cash Management Funds (Taxable). For each fund's six-month reporting period ended July 31, 2000, the share classes of each fund produced the following annualized yields and annualized effective yields (taking into account the effects of compounding):(1
--------------------------------------------------------------------------------

                                                                     Annualized

                                              Annualized              Effective

                                                 Yield(%)              Yield(%)
--------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT

Institutional Shares                                 6.07                  6.24

Investor Shares                                      5.82                  5.98

Administrative Shares                                5.97                  6.14

Participant Shares                                   5.67                  5.82
--------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT PLUS, INC.

Institutional Shares                                 6.09                  6.26

Investor Shares                                      5.84                  6.00

Administrative Shares                                5.99                  6.16

Participant Shares                                   5.69                  5.84
--------------------------------------------------------------------------------

DREYFUS GOVERNMENT CASH MANAGEMENT

Institutional Shares                                 5.87                  6.03

Investor Shares                                      5.62                  5.77

Administrative Shares                                5.77                  5.93

Participant Shares                                   5.47                  5.61
--------------------------------------------------------------------------------

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

Institutional Shares                                 5.87                  6.03

Investor Shares                                      5.62                  5.76

Administrative Shares                                5.77                  5.92

Participant Shares                                   5.47                  5.61
--------------------------------------------------------------------------------

DREYFUS TREASURY CASH MANAGEMENT

Institutional Shares                                 5.73                  5.88

Investor Shares                                      5.48                  5.62

Administrative Shares                                5.63                  5.77

Participant Shares                                   5.33                  5.46
--------------------------------------------------------------------------------

DREYFUS TREASURY PRIME CASH MANAGEMENT

Institutional Shares                                 5.56                  5.71

Investor Shares                                      5.31                  5.45

Administrative Shares                                5.46                  5.60

Participant Shares                                   5.16                  5.29

Economic and Market Environment

The financial markets continued to absorb mixed signals from the economy when the reporting period began on February 1, 2000. The Open Market Committee of the Federal Reserve Board (the "Fed" ) had already acted to relieve inflationary pressures in 1999. Each tightening brought renewed debate as to whether rates were sufficiently high to ease growth and curtail inflation, or whether further tightening would be necessary.

Despite these rate hikes, concern mounted that economic growth was accelerating considerably, perhaps beyond a limit that could be sustained without triggering destructive levels of inflation. Accordingly, the Fed raised interest rates a fourth and fifth time in this cycle of tightening in early February and again in March.

Revised first-quarter 2000 figures showed GDP growth at 4.8%, which was still strong but considerably lower than in the previous quarter. Continuing indications that prices, most notably in the energy sector, were moving higher added to the financial markets' concerns. In addition, with overseas economies recovering from the 1998 currency and credit crises, demand for raw materials had picked up, creating modest upward pressure on commodity prices.

Through much of early 2000, consumer confidence and consumer spending showed few signs of abating in response to the relatively mild rate hikes. Home and auto sales continued at record paces. The tightest U.S. labor market in the past 30 years added the threat of wage-driven inflation. These factors led the Fed to its largest rate hike in its current credit tightening cycle: a 0.50 percentage-point increase in mid-May.

During the second quarter, we began to see signs that the Fed's policies may have begun to slow the economy. Retail sales declined in both April and May, housing starts slowed dramatically, and inflation figures through early 2000 appeared to be lower than market expectations. As a result, the Fed chose to take no action with regard to interest rates at its late-June meeting.

Entering the third quarter, it is still unclear as to whether or not the economy
has    yet    cooled    suffi    The    Funds




LETTER TO SHAREHOLDERS (CONTINUED)

ciently for the Fed to consider its job done. However, in recent semiannual testimony, Fed Chairman Alan Greenspan commented that economic growth was slowing, and that technology-related productivity improvements may have allowed the economy to grow at a relatively high rate without triggering an acceleration of inflation.

Indeed, the unemployment report and other recent data echoed the Fed's observations. The 4% unemployment rate remained unchanged, but there was a smaller than expected increase in payroll employment, and although the data was largely due to leaving census workers, the labor market does not appear to be tightening. What's more, the April correction in the Nasdaq market may have had a "reverse wealth effect," causing consumer spending to slow as investors became less confident regarding the sustainability of high stock market returns. Such recent data further reduces the odds of another increase in interest rates at the Fed' s late-August meeting, although one more move may not be ruled out before year-end.

Portfolio Focus

At the start of the six-month reporting period, in anticipation of rising interest rates, each fund adopted a somewhat defensive strategy. Most significantly, we reduced the funds' average maturities in order to increase our flexibility. Shorter maturities were designed to help each fund take advantage of potential opportunities from additional interest-rate increases. Later in the reporting period, however, when it became apparent that Fed policy was having the desired effect, we extended the funds' average maturities to a point modestly longer than that of our peer group average. This position was intended to lock in prevailing yields near their peak for as long as practical.

As of July 31, 2000, the funds' average maturities remained relatively long. We will continue to monitor the situation, including the economy and changes in the Fed' s monetary policy, and we will look to take what we believe are appropriate actions in response with respect to the funds' holdings.

  Sincerely,


  Patricia A. Larkin

  Senior Portfolio Manager

August 15, 2000

New York, N.Y.

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN EACH FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH EACH FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.



LETTER TO  SHAREHOLDERS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Cash Management Funds (Tax-Exempt) . For each fund's six-month reporting period ended July 31, 2000, the share classes of each fund produced the following annualized yields and annualized effective yields (taking into account the effects of compounding) :(1)
--------------------------------------------------------------------------------

                                                                     Annualized

                                              Annualized              Effective

                                                 Yield(%)              Yield(%)
--------------------------------------------------------------------------------

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

Institutional Shares                                 3.86                  3.93

Investor Shares                                      3.62                  3.68

Administrative Shares                                3.76                  3.83

Participant Shares                                   3.47                  3.52
--------------------------------------------------------------------------------

DREYFUS N.Y. MUNICIPAL CASH MANAGEMENT

Institutional Shares                                 3.75                  3.82

Investor Shares                                      3.50                  3.56

Administrative Shares                                3.65                  3.71

Participant Shares                                   3.35                  3.40
--------------------------------------------------------------------------------

DREYFUS TAX EXEMPT CASH MANAGEMENT

Institutional Shares                                 3.81                  3.88

Investor Shares                                      3.56                  3.62

Administrative Shares                                3.71                  3.78

Participant Shares                                   3.41                  3.47

Economic and Market Environment

The funds were positively influenced over the past six months by robust U.S. economic growth, rising interest rates, seasonal supply-and-demand factors and a declining supply of newly issued securities.

By the time the reporting period began on February 1, 2000, it had become apparent that the pace of economic growth in the United States was more rapid than many analysts expected. Consumer confidence reached a 30-year high, oil prices were bouncing back from the previous year's lows and employment remained strong, with hourly wages rising. These economic forces raised concerns among fixed-income investors that long-dormant inflationary pressures might reemerge. In response, the Federal Reserve Board (the "Fed") raised short-term interest rates three times during the reporting period. When added to the three rate hikes implemented before the reporting period began, the Fed had raised interest rates a total of 1.75 percentage points since June 1999.

Tax-exempt money markets continued to be influenced by the effects of a strong U.S. economy throughout the reporting period. In general, yields for state-specific (California and New York) tax-exempt money market instruments were relatively low compared to taxable money market instruments. This was primarily because many states and their municipalities experienced higher tax revenues during the reporting period. As a result, their need to borrow was curtailed which resulted in a reduced supply of securities. At the same time, demand for most tax-exempt money market securities remained relatively strong because of new wealth created by a strong economy and a rising stock market.

However, seasonal supply-and-demand factors helped push tax-exempt money market yields to their highest level since 1991 during April and May of this year, when many taxpayers redeemed shares of tax-exempt money market funds to pay their income tax obligations (" tax selling"). When combined with general inflation concerns prior to the Fed's mid-May meeting, yields on one-year municipal notes rose between 1.25 and 1.50 percentage points. We took advantage of this temporary yield increase by reducing each fund's average weighted maturity in April, in anticipation of seasonal tax selling. Once yields were higher, we extended the funds' average maturities in order to lock in the higher prevailing yields.

Toward the end of the reporting period, tax-exempt money market yields began to decline modestly as signs of a potential economic slowdown emerged. Lower housing activity, stable unemployment levels and tame core inflation statistics in our opinion gave credibility to many investors' beliefs that the Fed's
previous    rate    hikes     The    Funds



LETTER TO SHAREHOLDERS (CONTINUED)

may have been taking effect. Our average maturity management strategy was particularly beneficial during this time, enabling us to lock in higher yields as rates on one-year municipal notes fell from approximately 4.75% to 4.30%.

Portfolio Focus

Our strategy continues to involve active management of each fund's weighted average maturity and asset mix according to our interest-rate and supply-and-demand expectations. Accordingly, we have at times maintained the funds' average weighted maturities longer than those of many other tax-exempt money market funds. This maturity management strategy was designed to help us lock in what we believe are attractive yields during periods of low supply of newly issued securities.

In addition, we took advantage of the temporary high yields during tax season in April and May to create laddered portfolios of municipal notes and commercial paper for each fund. Commercial paper maturing near year-end, when seasonal factors tend to produce relatively attractive reinvestment yields, represented particularly compelling values. In addition, these laddered portfolios were designed to maintain prevailing yields if interest rates fall, while making some cash available for reinvestment in case interest rates rise further. Of course, portfolio composition is subject to change at any time.

  Sincerely,



  Colleen Meehan

  Portfolio Manager

August 15, 2000

New York, N.Y.

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. FOR THE NATIONAL FUNDS, INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES. FOR THE NEW YORK FUND, INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR OUT-OF-STATE RESIDENTS. FOR EACH FUND, SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT). AN INVESTMENT IN EACH FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH EACH FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.




STATEMENT OF INVESTMENTS

July 31, 2000 (Unaudited)

                                                                                                     Principal

DREYFUS CASH MANAGEMENT                                                                             Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--15.1%
------------------------------------------------------------------------------------------------------------------------------------

American Express Centurion Bank

  6.55%-6.68%, 8/11/2000-8/21/2000                                                                 250,000,000        250,000,000

Citibank NA

  7.03%, 3/12/2001                                                                                 160,000,000        160,000,000

First Tennessee Bank N.A.

  6.67%-6.75%, 8/22/2000-10/4/2000                                                                 350,000,000        350,000,000

First Union National Bank

  6.75%, 9/25/2000                                                                                  25,000,000         24,962,796

SouthTrust Bank N.A.

  6.73%, 9/12/2000                                                                                 135,000,000        134,998,452

U.S. Bank N.A.

  6.75%, 3/19/2001                                                                                  73,000,000  (a)    73,000,000

Wilmington Trust Co.

  6.70%-6.78%, 9/5/2000-10/10/2000                                                                 210,300,000        210,314,618

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

  (cost $1,203,275,866)                                                                                             1,203,275,866
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--59.1%
------------------------------------------------------------------------------------------------------------------------------------

Abbey National North America

  6.65%-7.00%, 10/24/2000-12/27/2000                                                               300,000,000        294,183,555

BCI Funding Corp.

  6.66%-6.81%, 8/24/2000-1/8/2001                                                                  150,000,000        147,734,028

BHF Finance (DE) Inc.

  6.74%, 8/18/2000                                                                                 200,000,000        199,374,306

Banc One Corp.

  6.77%, 8/25/2000                                                                                 100,000,000         99,556,000

Bank of America Corp.

  6.77%, 8/22/2000                                                                                  50,000,000         49,806,042

Canadian Imperial Holdings Inc.

  6.30%-6.67%, 8/9/2000-10/10/2000                                                                 350,000,000        348,438,735

Den Danske Corp. Inc.

  6.75%-6.79%, 8/21/2000-12/29/2000                                                                150,000,000        147,078,333

General Electric Capital Corp.

  6.17%-6.92%, 8/14/2000-11/29/2000                                                                265,000,000        262,081,522

General Electric Capital Services Inc.

  6.70%-7.00%, 11/13/2000-3/12/2001                                                                350,000,000        341,157,361

HSBC USA Inc.

  5.99%, 8/15/2000                                                                                  25,000,000         24,944,292

Merita North America Inc.

  6.74%, 8/21/2000                                                                                 100,000,000         99,632,222

Merrill Lynch & Co. Inc.

  6.77%, 8/29/2000                                                                                 200,000,000        198,965,556

Morgan (J.P.) & Co. Inc.

  6.67%, 8/8/2000                                                                                  205,000,000        204,738,511

Morgan Stanley Dean Witter & Co.

  6.68%-6.81%, 8/9/2000-1/16/2001                                                                  350,000,000        345,109,000

Nordbanken N.A. Inc.

  6.99%, 3/9/2001                                                                                   20,000,000         19,187,222

Prudential Funding Corp.

  6.62%, 8/1/2000                                                                                  375,000,000        375,000,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                     Principal

DREYFUS CASH MANAGEMENT (CONTINUED)                                                                 Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Salomon Smith Barney Holdings Inc.

  6.56%-6.73%, 8/21/2000-9/12/2000                                                                 200,000,000        198,867,166

Santander Finance (DE) Inc.

  6.67%-6.76%, 8/18/2000-10/10/2000                                                                375,000,000        372,993,730

Societe Generale N.A. Inc.

  6.64%-6.72%, 11/1/2000-12/21/2000                                                                350,000,000        342,798,056

Swedbank Inc.

  6.75%-7.05%, 8/18/2000-3/6/2001                                                                  220,000,000        218,565,167

UBS Finance Delaware LLC

  6.64%, 8/1/2000                                                                                  375,000,000        375,000,000

Wachovia Corp.

  6.17%, 8/7/2000                                                                                   25,000,000         24,975,146

TOTAL COMMERCIAL PAPER

  (cost $4,690,185,950)                                                                                             4,690,185,950
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES--1.2%
------------------------------------------------------------------------------------------------------------------------------------

American Express Centurion Bank

 6.67%, 3/12/2001

  (cost $100,000,000)                                                                              100,000,000  (a)   100,000,000
------------------------------------------------------------------------------------------------------------------------------------

PROMISSORY NOTES--5.1%
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group L.P.

 6.80%-6.89%, 8/24/2000-12/22/2000

  (cost $405,000,000)                                                                              405,000,000  (b,c)  405,000,000
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BANK NOTES--12.2%
------------------------------------------------------------------------------------------------------------------------------------

Bank of America N.A.

  6.67%-6.84%, 8/23/2000-2/1/2001                                                                  355,000,000        355,000,000

Bank of New York

  6.67%, 3/7/2001                                                                                  100,000,000  (a)    99,970,136

Bank One N.A.

  6.24%, 10/4/2000                                                                                 100,000,000        100,000,000

First Union National Bank

  6.68%, 2/26/2001                                                                                 100,000,000  (a)   100,000,000

LaSalle Bank N.A.

  6.28%-6.76%, 8/28/2000-10/13/2000                                                                310,000,000        310,000,000

TOTAL SHORT-TERM BANK NOTES

  (cost $964,970,136)                                                                                                 964,970,136



                                                                                                     Principal

DREYFUS CASH MANAGEMENT (CONTINUED)                                                                 Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS--6.9%
------------------------------------------------------------------------------------------------------------------------------------

Fleet National Bank (Grand Cayman)

  6.63%, 8/1/2000                                                                                  375,000,000        375,000,000

HSBC Bank USA (London)

  6.50%, 8/1/2000                                                                                  174,692,000        174,692,000

TOTAL TIME DEPOSITS

  (cost $549,692,000)                                                                                                 549,692,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS

  (cost $7,913,123,952)                                                                                  99.6%      7,913,123,952

CASH AND RECEIVABLES (NET)                                                                                 .4%         28,213,269

NET ASSETS                                                                                              100.0%      7,941,337,221

(A)  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B)  THESE NOTES WERE ACQUIRED FOR INVESTMENT, NOT WITH INTENT TO DISTRIBUTE OR SELL.

(C)  SECURITIES RESTRICTED AS TO PUBLIC RESALE. THESE SECURITIES WERE ACQUIRED
FROM 5/24/2000- 7/28/2000 AT A COST OF $405,000,000. AT JULY 31, 2000, THE
AGGREGATE VALUE OF THESE SECURITIES IS $405,000,000, REPRESENTING APPROXIMATELY
5.1% OF NET ASSETS AND ARE VALUED AT AMORTIZED COST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF INVESTMENTS

July 31, 2000 (Unaudited)

                                                                                                     Principal

DREYFUS CASH MANAGEMENT PLUS, INC.                                                                  Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--27.1%
------------------------------------------------------------------------------------------------------------------------------------

Allfirst Bank

  6.63%, 2/9/2001                                                                                  100,000,000  (a)    99,968,524

Bank Of Scotland (London)

  6.80%, 12/29/2000                                                                                 90,000,000         90,015,810

Bayerische Hypo-und Vereinsbank AG (London)

  6.70%-6.80%, 11/10/2000-1/12/2001                                                                140,000,000        140,009,902

Canadian Imperial Bank Of Commerce (Yankee)

  6.67%, 7/3/2001                                                                                  200,000,000  (a)   199,903,342

Commerzbank AG

  7.00%, 11/20/2000                                                                                 50,000,000         50,003,451

Commerzbank AG (Yankee)

  7.02%, 7/17/2001                                                                                 100,000,000         99,977,312

Credit Agricole Indosuez S.A. (London)

  6.94%, 5/3/2001-5/8/2001                                                                          80,000,000         80,166,468

Deutsche Bank AG (Yankee)

  6.59%, 1/16/2001                                                                                  65,000,000         64,985,163

Dresdner Bank AG (London)

  6.80%-6.86%, 10/19/2000-1/11/2001                                                                143,000,000         142,987,485

Erste Bank der oesterricichischen Sparkassen AG (Yankee)

  6.75%, 8/2/2000                                                                                  190,000,000         190,000,000

First Tennessee Bank

  6.65%, 10/16/2000                                                                                150,000,000  (a)   150,000,000

First Union National Bank

  7.02%, 11/13/2000                                                                                150,000,000        150,000,000

Halifax PLC (London)

6.01%, 11/16/2000                                                                                  100,000,000         100,002,80

International Nederlanden Bank N.V. (London)

  6.83%, 1/18/2001                                                                                  30,500,000         30,502,783

Landesbank Baden-Wuerttemberg (Yankee)

  7.00%, 11/22/2000                                                                                 70,000,000         70,008,487

Landesbank Hessen-Thuringen-Girozentrale (London)

  7.00%, 3/16/2001                                                                                 175,000,000        175,010,478

Merita Bank PLC (Yankee)

  6.60%, 1/22/2001                                                                                  50,000,000         49,988,678

Skandinaviska Enskilda Banken AB (Yankee)

  7.11%, 7/24/2001                                                                                 100,000,000         99,986,125

Societe Generale (Yankee)

  6.57%-6.69%, 1/16/2001-1/19/2001                                                                 305,000,000        304,950,605

Svenska Handelsbanken (Yankee)

  7.00%, 7/12/2001                                                                                 150,000,000        149,973,155

Union Bank of California

  6.81%-7.03%, 1/10/2000-3/12/2001                                                                 100,000,000        100,000,000

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

  (cost $2,538,440,569)                                                                                             2,538,440,569
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--42.9%
------------------------------------------------------------------------------------------------------------------------------------

Abbey National North America

  7.00%, 11/22/2000-12/27/2000                                                                     200,000,000       195,111,333

Associates First Capital Corp.

  6.62%, 8/1/2000                                                                                  425,000,000       425,000,000



                                                                                                     Principal

DREYFUS CASH MANAGEMENT PLUS, INC. (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Corporate Asset Funding Co. Inc.

  6.71%, 8/10/2000                                                                                  65,000,000  (b,c)  64,892,750

Den Danske Corp. Inc.

  6.79%, 12/29/2000                                                                                 50,000,000         48,631,250

Den Norske Bank ASA

  6.76%-7.01%, 8/18/2000-3/9/2001                                                                  265,000,000        258,599,088

Donaldson, Lufkin & Jenrette Inc.

  6.84%-7.02%, 8/23/2000-1/8/2001                                                                  350,000,000        345,559,653

Dresdner U.S. Finance Inc.

  6.80%, 1/9/2001                                                                                   64,000,000         62,116,658

General Electric Capital Corp.

  6.68%-6.93%, 8/8/2000-3/16/2001                                                                  360,000,000        358,058,839

Heller Financial Inc.

  6.80%, 8/7/2000                                                                                   40,000,000         39,955,400

HSBC USA Inc.

  6.73%-6.91%, 11/6/2000-12/28/2000                                                                100,000,000  (a)    98,620,198

Lehman Brothers Holdings Inc.

  7.02%-7.40%, 2/12/2001-4/20/2001                                                                 200,000,000        191,877,236

Merita North America Inc

  7.00%, 11/27/2000                                                                                 80,000,000         78,229,738

Morgan Stanley,Dean Witter & Co.

  6.68%-6.80%, 8/9/2000-1/18/2001                                                                  300,000,000        296,605,500

Moriarty Ltd.

  6.80%-7.00%, 8/29/2000-11/22/2000                                                                250,000,000        247,898,375

Nordbanken N.A. Inc.

  6.66%, 10/17/2000                                                                                 27,741,000         27,352,357

Paine Webber Group Inc.

  6.76%-6.77%, 12/4/2000-1/26/2001                                                                 100,000,000        100,000,000

Salomon Smith Barney Holdings Inc.

  6.66%-6.70%, 8/14/2000-10/5/2000                                                                 200,000,000        198,579,750

Santander Finance (De) Inc.

  6.67%, 10/10/2000                                                                                100,000,000         98,726,389

Societe Generale N.A.Inc.

  6.67%, 10/10/2000                                                                                100,000,000         98,726,389

Spintab AB

  6.70%-6.80%, 8/2/2000-1/16/2001                                                                  305,710,000        302,754,292

SwedBank Inc.

  7.05%, 3/6/2001                                                                                   60,000,000         57,576,833

UBS Finance (De) Inc.

  6.64%, 8/1/2000                                                                                  425,000,000        425,000,000

TOTAL COMMERCIAL PAPER

  (cost $4,019,872,028)                                                                                             4,019,872,028
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES--6.2%
------------------------------------------------------------------------------------------------------------------------------------

Bear Stearns Companies Inc.

  6.53%-6.75%, 1/5/2001-8/1/2001                                                                   270,000,000  (a)   270,268,915

Ford Motor Credit Corp.

  5.98%, 10/10/2000                                                                                 91,450,000         91,599,369

Morgan (J.P.) & Co. Inc.

  6.67%, 3/6/2001                                                                                  100,000,000  (a)    99,994,054

                                                                                                                  The Funds


STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                     Principal

DREYFUS CASH MANAGEMENT PLUS, INC. (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley, Dean Witter & Co.

  6.67%, 3/19/2001                                                                                 100,000,000  (a)    100,000,000

Paine Webber Group Inc.

  6.79%, 9/15/2000                                                                                  22,500,000  (a)     22,500,000

TOTAL CORPORATE NOTES

  (cost $584,362,338)                                                                                                  584,362,338
------------------------------------------------------------------------------------------------------------------------------------

PROMISSORY NOTES--4.8%
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group L.P.

 6.62%-7.07%, 8/10/2000-12/22/2000

  (cost $455,000,000)                                                                              455,000,000  (b,c)  455,000,000
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BANK NOTES--16.8%
--------------------------------------------------------------------------------

Bank of America NA

  6.72%- 6.84%, 11/7/2000-2/1/2001                                                                 460,000,000        460,000,000

Bank Austria AG

  6.65%, 12/11/2000                                                                                130,000,000  (a)   129,967,359

Bank of Nova Scotia

  6.04%, 11/17/2000                                                                                100,000,000         99,979,344

Comerica Bank

  6.68%, 7/17/2001                                                                                 150,000,000  (a)   149,971,952

First Union National Bank

  6.68%- 6.69%, 2/26/2001-7/26/2001                                                                275,000,000        275,000,000

Key Bank N.A.

  6.66%, 8/1/2001                                                                                  181,000,000  (a)   181,000,000

Union Bank of California

  6.00%, 8/11/2000                                                                                 100,000,000        100,000,000

U.S. Bank NA Minneapolis

  6.79%, 5/11/2001                                                                                 175,000,000  (a)   175,000,000

TOTAL SHORT-TERM BANK NOTES

  (cost $1,570,918,655)                                                                                             1,570,918,655
------------------------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS--3.4%
------------------------------------------------------------------------------------------------------------------------------------

Bayerische Hypo-und Vereinsbank (Grand Cayman)

  6.66%, 8/1/2000                                                                                  150,000,000        150,000,000

Wachovia Bank. N.A. (Grand Cayman)

  6.63%, 8/1/2000                                                                                  170,000,000        170,000,000

TOTAL TIME DEPOSITS

  (cost $320,000,000)                                                                                                 320,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $9,488,593,590)                                                                 101.2%      9,488,593,590

LIABILITIES, LESS CASH AND RECEIVABLES                                                                  (1.2%)      (115,157,472)

NET ASSETS                                                                                              100.0%      9,373,436,118

(A)  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B)  THESE NOTES WERE ACQUIRED FOR INVESTMENT, NOT WITH INTENT TO DISTRIBUTE OR SELL.

(C)  SECURITIES RESTRICTED AS TO PUBLIC RESALE. THESE SECURITES WERE ACQUIRED
FROM 5/10/2000-7/28/2000 AT A COST OF $518,903,667. AT JULY 31, 2000, THE
AGGREGATE VALUE OF THESE SECURITIES IS $519,892,750, REPRESENTING APPROXIMATELY
5.5% OF NET ASSETS AND ARE VALUED AT AMORTIZED COST.

SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF INVESTMENTS

July 31, 2000 (Unaudited)

                                                                                  Annualized

                                                                                    Yield on

                                                                                     Date of          Principal

DREYFUS GOVERNMENT CASH MANAGEMENT                                             Purchase (%)          Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--93.1%
------------------------------------------------------------------------------------------------------------------------------------

Federal Farm Credit Banks, Consolidated Systemwide Discount Notes

  9/15/2000                                                                          6.53            11,000,000        10,911,450

Federal Farm Credit Banks, Consolidated Systemwide Medium Term Notes

  4/20/2001                                                                          6.50   (a)      75,000,000        74,989,610

  2/1/2002                                                                           6.53   (a)      75,000,000        74,984,250

  6/21/2002                                                                          6.58   (a)      75,000,000        74,973,809

Federal Home Loan Banks, Discount Notes

  8/9/2000                                                                           6.55            65,443,000        65,349,344

  8/15/2000                                                                          6.39            45,000,000        44,888,525

  8/18/2000                                                                          6.40            20,477,000        20,415,404

  8/23/2000                                                                          6.40             5,965,000         5,941,780

  4/18/2001                                                                          6.71            69,280,000        66,082,728

  6/22/2001                                                                          6.91           100,000,000        94,159,028

  10/13/2000                                                                         5.87           100,000,000        99,990,426

  11/17/2000                                                                         6.11            23,000,000        22,916,339

  1/18/2001                                                                          6.28            42,000,000        41,990,051

Federal Home Loan Banks, Floating Rate Notes

  9/7/2000                                                                           6.60   (a)      60,000,000        59,998,229

  9/27/2000                                                                          6.64   (a)     400,000,000       399,989,240

  10/6/2000                                                                          6.72   (a)     350,000,000       349,969,074

  3/29/2001                                                                          6.52   (a)     175,000,000       174,977,596

  4/6/2001                                                                           6.51   (a)     175,000,000       174,976,849

  6/12/2001                                                                          6.50   (a)      50,000,000        50,000,000

Federal Home Loan Banks, Notes

  8/1/2000                                                                           6.44           450,000,000       450,000,000

  9/7/2000                                                                           5.67            14,055,000        14,055,325

  2/1/2001                                                                           6.27            50,000,000        50,001,704

Federal Home Loan Mortgage Corporation, Discount Notes

  8/1/2000                                                                           6.07            35,488,000        35,488,000

  1/16/2001                                                                          6.36            92,744,000        90,162,777

  7/19/2001                                                                          6.85            45,710,000        42,845,100

Federal Home Loan Mortgage Corporation, Notes

  7/13/2001                                                                          6.95           100,000,000       100,000,000

  8/9/2001                                                                           6.95            50,000,000        50,000,000

Federal National Mortgage Association, Discount Notes

  8/17/2000                                                                          5.77            80,000,000        79,805,867

  9/21/2000                                                                          6.23           100,000,000        99,144,333

  2/2/2001                                                                           6.36           100,000,000        99,945,916

  3/15/2001                                                                          6.31            22,138,000        22,027,066

  6/5/2001                                                                           6.99           150,000,000       141,607,000

Federal National Mortgage Association, Floating Rate Notes

  11/5/2001                                                                          6.52   (a)     300,000,000       299,881,591

Federal National Mortgage Association, Notes

  7/13/2001                                                                          6.65            43,855,000        43,876,681

  7/18/2001                                                                          6.67            42,450,000        42,458,632

Student Loan Marketing Association, Notes

  11/3/2000                                                                          5.88            97,100,000        97,108,905

TOTAL U.S. GOVERNMENT AGENCIES

  (cost $3,665,912,629)                                                                                             3,665,912,629

                                                                                                                  The Funds


STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                  Annualized

                                                                                    Yield on

                                                                                     Date of          Principal

DREYFUS GOVERNMENT CASH MANAGEMENT (CONTINUED)                                  Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--9.5%
------------------------------------------------------------------------------------------------------------------------------------

ABN AMRO Inc.

 dated 7/31/2000, due 8/1/2000 in the amount of

 $103,018,712 (fully collateralized by $102,169,000

 U.S.Treasury Notes, 8.00%, due 5/15/2001,

  value $105,060,587)                                                                6.54           103,000,000       103,000,000

Bear Stearns Companies Inc.

 dated 7/31/2000, due 8/1/2000 in the amount of

 $49,008,888 (fully collateralized by $50,692,000

 U.S.Treasury Strips, due 8/15/2000,

  value $49,599,369)                                                                 6.53            49,000,000        49,000,000

Donaldson Lufkin & Jenrette Securities Inc.

 dated 7/31/2000, due 8/1/2000 in the amount of

 $49,008,888 (fully collateralized by $48,982,000

 U.S.Treasury Notes, 5.00%, due 2/28/2001,

  value $49,614,896)                                                                 6.53            49,000,000        49,000,000

Goldman, Sachs & Co.

 dated 7/31/2000, due 8/1/2000 in the amount of

 $27,101,704 (fully collateralized by $5,200,000

 U.S.Treasury Bonds, 7.625% due 11/15/2022, and

 $21,202,000 U.S.Treasury Notes, 5.625% due 9/30/2001,

  value $27,640,101)                                                                 6.25            27,097,000        27,097,000

Morgan Stanley Dean Witter & Co.

 dated 7/31/2000, due 8/1/2000 in the amount of

 $49,008,847 (fully collateralized by $47,710,000

  U.S.Treasury Notes 7.75%, due 2/15/2001, value $49,728,133)                        6.50            49,000,000        49,000,000

UBS Warburg Inc.

 dated 7/31/2000, due 8/1/2000 in the amount of

 $98,017,830 (fully collateralized by $99,022,000

 U.S.Treasury Notes 5.75%--6.375%, due from 3/31/2001

  to 6/30/2001, value $99,960,722)                                                   6.55            98,000,000        98,000,000

TOTAL REPURCHASE AGREEMENTS

  (cost $375,097,000)                                                                                                 375,097,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS

  (cost $4,041,009,629)                                                                                 102.6%      4,041,009,629

LIABILITIES, LESS CASH AND RECEIVABLES                                                                  (2.6%)      (102,874,684)

NET ASSETS                                                                                              100.0%      3,938,134,945

(A)  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF INVESTMENTS

July 31, 2000 (Unaudited)

                                                                                  Annualized

                                                                                    Yield on

                                                                                     Date of          Principal

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                        Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--99.5%
------------------------------------------------------------------------------------------------------------------------------------

Federal Farm Credit Banks, Consollidated Systemwide Discount Notes

  2/1/2001                                                                           6.34            10,000,000         9,997,034

Federal Farm Credit Banks, Consollidated Systemwide Medium Term Notes

  9/28/2000                                                                          6.63   (a)      50,000,000        49,999,231

  6/21/2002                                                                          6.58   (a)      25,000,000        24,991,270

Federal Home Loan Banks, Discount Notes

  8/1/2000                                                                           6.43            76,061,000        76,061,000

  9/13/2000                                                                          6.56            60,000,000        59,536,615

  9/29/2000                                                                          6.01             5,375,000         5,324,348

  1/18/2001                                                                          6.28            25,000,000        24,993,811

  4/18/2001                                                                          6.71            25,000,000        23,846,250

  6/25/2001                                                                          6.74            50,000,000        47,116,333

Federal Home Loan Banks, Floating Rate Notes

  9/7/2000                                                                           6.62   (a)      50,000,000        49,998,271

  3/29/2001                                                                          6.52   (a)      25,000,000        24,996,799

  4/6/2001                                                                           6.51   (a)      50,000,000        49,993,386

  6/12/2001                                                                          6.50   (a)      25,000,000        25,000,000

Federal Home Loan Banks, Notes

  9/7/2000                                                                           5.70            10,000,000        10,000,231

  10/27/2000                                                                         6.10             7,000,000         7,000,000

Student Loan Marketing Association, Notes

  11/1/2000                                                                          5.75            20,000,000        20,005,295
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS

  (cost $509,859,874)                                                                                     99.5%       508,859,874

CASH AND RECEIVABLES (NET)                                                                                 .5%          2,768,310

NET ASSETS                                                                                              100.0%        511,628,184

(A)  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds


STATEMENT OF INVESTMENTS

July 31, 2000 (Unaudited)

                                                                                  Annualized

                                                                                    Yield on

                                                                                     Date of          Principal

DREYFUS TREASURY CASH MANAGEMENT                                                Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS--36.8%
------------------------------------------------------------------------------------------------------------------------------------

8/10/2000

  (cost $998,658,050)                                                                5.38         1,000,000,000       998,658,050
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES--19.5%
------------------------------------------------------------------------------------------------------------------------------------

  4.625%, 11/30/2000                                                                 6.21           300,000,000       298,370,511

  4.50%, 1/31/2001                                                                   6.06            35,000,000        34,710,712

  4.875%, 3/31/2001                                                                  6.34           150,000,000       148,447,224

  5.00%, 4/30/2001                                                                   6.28            50,000,000        49,477,878

TOTAL U.S. TREASURY NOTES

  (cost $531,006,325)                                                                                                 531,006,325
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--43.5%
------------------------------------------------------------------------------------------------------------------------------------

ABN AMRO Inc.

 dated 7/31/2000, due 8/1/2000 in the amount of $109,019,677

 (fully collateralized by $109,374,000 U.S. Treasury Notes, 4.625%-8.00%,

  due from 11/15/2000 to 5/15/2001, value $111,181,773)                              6.50           109,000,000       109,000,000

Barclays Capital Inc.

 dated 7/31/2000, due 8/1/2000 in the amount of $241,358,219

 (fully collateralized by $43,440,000 U.S Treasury Bills, due 1/25/2001,

 and $201,335,000 U.S. Treasury Notes, 4.625%-8.75%, due from

  8/15/2000 to 4/30/2001, value $246,148,181)                                        6.45           241,315,000       241,315,000

CIBC World Markets, Inc.

 dated 7/31/2000, due 8/1/2000 in the amount of

 $98,017,694 (fully collateralized by $65,548,000 U.S.

 Treasury Notes, 6.25%, due 4/30/2001 and $33,126,000

  U.S. Treasury Bills, due 10/5/2000, value $99,217,419)                             6.50            98,000,000        98,000,000

Goldman, Sachs, & Co.

 dated 7/31/2000, due 8/1/2000 in the amount of $180,811,593

 (fully collateralized by $5,764,000 U.S. Treasury Bonds, due 11/15/2022,

 and $174,034,417 U.S. Treasury Notes, 6.375%-7.75%, due from

  2/15/2001 to 3/31/2001, value $184,481,663)                                        6.49           180,776,000       180,776,000

J.P. Morgan Securities Inc.

 dated 7/31/2000, due 8/1/2000 in the amount of

 $352,063,556 (fully collateralized by $355,033,000 U.S

 Treasury Notes, 5.25%-7.75%, due from 9/30/2000 to 6/30/2001,

  value $359,040,475)                                                                6.50           352,000,000       352,000,000

Westdeutsche Landesbank Girozentrale

 dated 7/31/2000, due 8/1/2000 in the amount of $200,036,278

 (fully collateralized by $199,150,000 U.S. Treasury Notes, 5.625%-7.75%,

  due from 2/15/2001 to 5/15/2001, value $203,995,240)                               6.53           200,000,000       200,000,000

TOTAL REPURCHASE AGREEMENTS

  (cost $1,181,091,000)                                                                                             1,181,091,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS

  (cost $2,710,755,375)                                                                                   99.8%     2,710,755,375

CASH AND RECEIVABLES (NET)                                                                                  .2%         5,827,445

NET ASSETS                                                                                               100.0%     2,716,582,820

SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF INVESTMENTS

July 31, 2000 (Unaudited)

                                                                                  Annualized

                                                                                    Yield on

                                                                                     Date of          Principal

DREYFUS TREASURY PRIME CASH MANAGEMENT                                          Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS--21.2%
------------------------------------------------------------------------------------------------------------------------------------

  8/10/2000                                                                          5.99             4,375,000         4,368,547

  8/24/2000                                                                          5.73               233,000           232,159

  8/31/2000                                                                          5.76               623,000           620,051

  9/7/2000                                                                           5.72             6,730,000         6,690,919

  9/21/2000                                                                          6.00           292,240,000       289,822,693

  10/12/2000                                                                         6.06            43,025,000        42,511,210

  10/19/2000                                                                         6.06             2,689,000         2,653,742

  10/26/2000                                                                         6.10            47,755,000        47,071,211

  11/2/2000                                                                          6.13            24,418,000        24,037,629

  11/30/2000                                                                         6.17           143,189,000       140,310,981

TOTAL U.S. TREASURY BILLS

  (cost $558,319,142)                                                                                                 558,319,142
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES--77.5%
------------------------------------------------------------------------------------------------------------------------------------

  6.00%, 8/15/2000                                                                   6.04           200,000,000       199,989,926

  8.75%, 8/15/2000                                                                   6.13           250,000,000       250,229,224

  5.1250%, 8/31/2000                                                                 5.95           189,900,000       189,738,982

  6.25%, 8/31/2000                                                                   6.00            53,685,000        53,688,447

  4.50%, 9/30/2000                                                                   6.04           302,780,000       301,884,599

  6.125%, 9/30/2000                                                                  6.10            11,321,000        11,320,003

  4.00%, 10/31/2000                                                                  6.12           350,000,000       348,047,821

  5.75%, 11/15/2000                                                                  6.21            21,460,000        21,419,308

  8.50%, 11/15/2000                                                                  6.11            52,309,000        52,633,087

  4.625%, 11/30/2000                                                                 6.16           105,000,000       104,441,668

  4.625%, 12/31/2000                                                                 6.23           150,000,000       148,893,995

  5.50%, 12/31/2000                                                                  6.20           160,000,000       159,392,795

  5.00%, 2/28/2001                                                                   6.53           175,000,000       173,314,578

  6.25%, 4/30/2001                                                                   6.19            25,581,000        25,554,461

TOTAL U.S. TREASURY NOTES

  (cost $2,040,548,894)                                                                                             2,040,548,894
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS

  (cost $2,598,868,036)                                                                                   98.7%     2,598,868,036

CASH AND RECEIVABLES (NET)                                                                                 1.3%        34,807,580

NET ASSETS                                                                                               100.0%     2,633,675,616

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds


STATEMENT OF INVESTMENTS

July 31, 2000 (Unaudited)

                                                                                                     Principal

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                                                              Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS--97.6%
------------------------------------------------------------------------------------------------------------------------------------

ARIZONA--3.5%

Scottsdale Industrial Development Authority, Revenue, VRDN (Scottsdale Water
Service)

  4.35% (Insured; MBIA and LOC; Bank of Nova Scotia)                                                 7,910,000  (a)     7,910,000

CALIFORNIA--1.8%

California Higher Education Loan Authority, Student Loan Revenue

  4.45%, Series C, 7/1/2001 (LOC; Student Loan Marketing Association)                                4,000,000          4,000,000

COLORADO--1.6%

Jefferson County School District Number R-001, Property Tax Revenue

  5%, Series B, 12/15/2000                                                                           3,625,000          3,635,091

DISTRICT OF COLUMBIA--.9%

District of Columbia Housing Finance Agency, Mortgage Revenue, Refunding

  4.35%, Series B, 3/21/2001                                                                         2,000,000          2,000,000

GEORGIA--5.9%

DeKalb County Housing Authority, MFHR, VRDN

 (Forest Columbia Apartments Project)

  4.38% (LOC; First Tennessee Bank)                                                                  3,500,000  (a)     3,500,000

Fayette County Development Authority, Educational Facilities Revenue, VRDN

 (Catholic School Properties Inc., Project)

  4.30% (LOC; Wachovia Bank of Georgia)                                                              5,000,000  (a)     5,000,000

Fulton County Development Authority, Revenues, VRDN

 (West End Medical Center Inc., Project)

  4.30% (LOC; Wachovia Bank of Georgia)                                                              4,890,000  (a)     4,890,000

ILLINOIS--2.0%

Illinois Health Facility Authority, Revenues

  (Evanston Northwestern Corporation) 4.75%, 5/31/2001                                               3,000,000          3,000,000

Illinois Housing Development Authority, Housing Revenue

  4.25%, Subseries B-2, 12/22/2000 (LOC; ABN-Ambro Bank)                                             1,435,000          1,435,000

IOWA--4.8%

Iowa Finance Authority, SWDR, VRDN (Cedar River Paper Co. Project)

  4.45%, Series A (LOC; Union Bank of Switzerland)                                                   8,000,000  (a)     8,000,000

Louisa County, PCR, Refunding, VRDN

  (Midwest Power System Inc., Project) 4.40%                                                         2,900,000  (a)     2,900,000

KANSAS--4.2%

Johnson County Water District #1, Water Revenue, Prerefunded

  7%, Series A, 12/1/2000 (Escrowed in; U.S. Government Securities)                                  2,000,000          2,017,647

La Cygne, EIR, Refunding, VRDN

 (Kansas City Power and Light Co. Project)

 4.40% (LOC: ABN Amro, Bank of America, The Bank of New York,

  Bank of Nova Scotia, Commerzbank, FNB Chicago and Westdeutsche Landesbank)                         5,440,000          5,440,000

Witchia, Renewal and Improvement Temporary Notes , RAN

  4.50%, 8/24/2000                                                                                   2,000,000          2,000,667

KENTUCKY--3.1%

Kentucky Governmental Agencies, COP, TRAN

  5.30%, 6/29/2001 (LOC; Fifth Third Bank)                                                           2,000,000          2,013,924

Kentucky Interlocal School Transportation Association, COP, TRAN

  5%, 6/29/2001                                                                                      5,000,000          5,026,119

LOUISIANA--1.1%

Jefferson Parish Home Mortgage Authority, SFMR, Refunding

  4.25%, Series B, 10/1/2000                                                                         2,500,000          2,500,000



                                                                                                     Principal

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (CONTINUED)                                                  Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

MAINE--2.7%

Maine Finance Authority, Private Schools Revenue, VRDN

  (Kents Hill School) 4.77% (LOC; Allied Irish Banks)                                                6,000,000  (a)     6,000,000

MARYLAND--4.0%

Baltimore County, EDR, VRDN (Art Litho Co. Project)

  4.50% (LOC; Allied Irish Banks)                                                                    6,000,000  (a)     6,000,000

State of Maryland Community Development Administration, RAN

 (Department of Housing and Community
 Residential Development)

  4.70%, Series E, 6/14/2001                                                                         3,000,000          3,000,000

MASSACHUSETTS--1.5%

Northampton, BAN 5%, 10/27/2000                                                                      3,445,000          3,449,820

MICHIGAN--11.6%

Michigan Hospital Finance Authority, Revenues, CP

 (Hospital Equipment Loan Program)

  4.50%, Series A, 9/11/2000 (LOC; Solomon Reinvestment Co.)                                         4,800,000          4,800,000

Michigan Housing Development Authority, MFHR, Refunding

 VRDN (River Place Apartments)

  4.40% (LOC; The Bank of New York)                                                                 14,510,000  (a)    14,510,000

Michigan Municipal Bond Authority, Revenue, BAN

  4.25%, Series B-2, 8/25/2000 (LOC; Morgan Guaranty Trust Co.)                                      3,000,000          3,001,290

Michigan Strategic Fund, LOR, VRDN

  (NSS Technologies Project) 4.40% (LOC; First Union National Bank)                                  4,000,000  (a)     4,000,000

MINNESOTA--1.8%

Becker, PCR, CP (Northern State Power Co.)

  4.15%, Series A, 8/11/2000 (Corp Guaranty; Northern State Power Co.)                               4,100,000          4,100,000

MISSOURI--2.2%

Saint Charles County Industrial Development Authority,
 Industrial Revenue, Refunding

  VRDN (Country Club Apartments) 4.25% (LOC; Lasalle National Bank)                                  5,000,000  (a)     5,000,000

NEVADA--2.7%

Las Vegas Valley Water District, CP

 4.30%, Series A, 10/11/2000

  (LOC: Union Bank of Switzerland and Westdeutsche Landesbank)                                       6,000,000          6,000,000

NEW HAMPSHIRE--1.2%

New Hampshire Housing Finance Authority, SFMR

  4%, Series D, 12/1/2000                                                                            2,800,000          2,800,000

NEW MEXICO--3.5%

New Mexico Hospital Equipment Loan Council, Revenue, VRDN

  (Pooled Loan Program) 4.35% (LOC: CDC Funding Corp.
  and Landesbank Hessen)                                                                             8,000,000  (a)     8,000,000

NEW YORK--1.4%

Suffolk County, TAN

 4.50%, Series 1, 8/10/2000 (LOC: Credit Local de France,

  Landesbank Hessen and Westduetsche Landesbank)                                                     3,000,000          3,000,359

OHIO--1.3%

Ohio Water Development Authority, PCR, Refunding, VRDN

 (Duscane Light Company) 4.40%, Series A

  (Insured; AMBAC and LOC; The Bank of New York)                                                     3,000,000  (a)     3,000,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                     Principal

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (CONTINUED)                                                  Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA--3.1%

Emmaus General Authority, Revenues, VRDN

  4.25%, Subseries E-11 (LOC; Canadian Imperial Bank of Commerce)                                    5,000,000  (a)     5,000,000

Pennsylvania Higher Education Assistance Agency, Student Loan Revenue, VRDN

 (Student Loan Revenue Service) 4.35%, Series B

  (LOC;   Student Loan Marketing Association)                                                        2,100,000  (a)     2,100,000

TENNESSEE--5.0%

Montgomery County Public Building Authority, Pooled Financing Revenue, VRDN

 (Tennessee County Loan Pool)

  4.25% (LOC; Bank of America)                                                                       5,000,000  (a)     5,000,000

Sevier County Public Building Authority, Revenue, VRDN

  4.25%, Series A-3 (Insured; AMBAC and LOC; Kredietbank)                                            3,890,000  (a)     3,890,000

Shelby County, CP (Baptist Memorial Hospital)

  4.65%, Series B, 11/17/2000 (LOC; Bank of America)                                                 2,500,000          2,500,000

TEXAS--10.7%

Brazos River Harbor Naval District, Brazoria County Revenue, VRDN:

  (B.A.S.F Corp.) 4.45% (Corp. Guaranty; B.A.S.F. Corp.)                                             6,000,000  (a)     6,000,000

  (Dow Chemical Co. Project) 4.45% (Corp. Guaranty; Dow Chemical Co.)                                2,400,000  (a)     2,400,000

Dallas County, Permanent Improvement Revenue

  4.65%, Series C, 6/15/2001 (BPA; Morgan Guaranty Trust Co.)                                        2,800,000          2,800,000

Houston, Water and Sewer Systems Revenue, CP

 4.65%, Series A, 11/16/2000

  (LOC: Bayerische Landesbank and Westduetche Landesbank)                                            5,000,000          5,000,000

State of Texas, GO Notes 4.50%, Series A, 8/31/2000                                                  4,000,000          4,002,535

Texas Public Finance Authority, Revenue, CP

  4.25%, Series A, 12/7/2000                                                                         4,000,000          4,000,000

UTAH--1.1%

Salt Lake City, TRAN 5%, 12/29/2000                       2,500,000  2,506,209

VERMONT--1.9%

Vermont Industrial Development Authority, IDR, VRDN (Ryegate Project)

  4.30% (LOC; ABN-Amro Bank)                                                                         4,300,000  (a)     4,300,000

VIRGINIA--5.1%

Southampton County Industrial Development Authority, RRR, VRDN

  (Hadson Power 11) 4.45%, Series A (LOC; Credit Suisse)                                             7,100,000  (a)     7,100,000

Virginia Beach Development Authority, IDR, Refunding, VRDN

  (Giant Square) 4.30% (LOC; Wachovia Bank of Georgia)                                               4,350,000  (a)     4,350,000

WASHINGTON--3.1%

State of Washington, GO Notes

  5.25% , Series A, 10/1/2000                                                                        1,500,000          1,503,220

Washington Health Care Facility Authority, Property Tax Revenue

 Refunding (Catholic Health Initatives)

  4.25%, Series A, 12/1/2000 (Insured; MBIA)                                                         2,500,000          2,502,019

Yakima County Public Corporation, IDR, Refunding, VRDN (John I Hass Inc.
Project)

  4.40% (LOC: Bayerische Verinsbank and Deutsche Bank)                                               3,000,000  (a)     3,000,000

WEST VIRGINIA--3.2%

Marion County Commission, SWDR, VRDN (Grant Town Project)

  4.30%, Series B (LOC; National Westminster Bank)                                                   7,200,000  (a)     7,200,000



                                                                                                     Principal

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (CONTINUED)                                                  Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

WISCONSIN--.5%

Kenosha, Waterworks Revenue, Refunding

  4.50%, 12/1/2000 (Insured; FGIC)                                                                   1,100,000          1,101,231

WYOMING--1.1%

Wyoming Community Development Authority, Housing Revenue

  3.60%, Series 4, 12/1/2000                                                                         2,500,000          2,490,610
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $220,666,581)                                                                    97.6%        220,675,741

CASH AND RECEIVABLES (NET)                                                                                2.4%          5,455,168

NET ASSETS                                                                                              100.0%        226,130,909

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds


STATEMENT OF INVESTMENTS

July 31, 2000 (Unaudited)

                                                                                                     Principal

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT                                                          Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS--101.9%
--------------------------------------------------------------------------------

City of Albany School District, TAN

  4.75%, 10/25/2000                                                                                  4,000,000          4,003,643

Board Cooperative Educational Services, RAN

  (Sole Supervisory District) 4.50%, 12/29/2000                                                      2,000,000          2,002,208

City of Buffalo 5%, Series D, 12/1/2000 (Insured; FSA)                                               2,461,000          2,469,344

Town of Islip Industrial Development Agency, IDR, VRDN

  (Brentwood Distribution Co.) 4.25% (LOC; Fleet Bank)                                               3,750,000  (a)     3,750,000

Jefferson County, BAN 4.75%, 4/27/2001                                                               5,000,000          5,014,445

Katonah-Lewisboro Union Free School District, TAN

  5%, 10/12/2000                                                                                     4,000,000          4,005,410

Lakeland Central School District, BAN

  (Shrub Oak) 4.375%, 11/22/2000                                                                     5,000,000          5,006,302

Long Island Power Authority, Electric System Revenue:

 CP:

    4.20%, Series 4, 10/17/2000 (LOC: Bayerishche

      Landesbank and Westdeutsche Landesbank)                                                        4,000,000          4,000,000

    4.30%, Series 4, 11/9/2000 (LOC: Bayerishche

      Landesbank and Westdeutsche Landesbank)                                                        3,500,000          3,500,000

  VRDN 4.10%, Subseries 1 (LOC: Bayerische Landesbank

    and Westdeutche Landesbank)                                                                      3,000,000  (a)     3,000,000

Metropolitan Transportation Authority, Transit Facility Revenue

  CP 4.50%, Series 1, 9/11//2000 (LOC; ABN-Amro Bank)                                                9,900,000          9,900,000

Monroe County, Public Improvement, BAN

  4.50%, 7/20/2001                                                                                   4,000,000          4,005,428

Nassau County Industrial Development Agency

 Civic Facility Revenue, VRDN

  (St. Mary's Children Project) 3.90% (LOC; Fleet Bank)                                              2,945,000  (a)     2,945,000

City of New York, VRDN

  4.20%, Subseries A-5 (LOC; Kredietbank)                                                            2,700,000  (a)     2,700,000

New York City Housing Development Corporation, VRDN:

 MFHR:

    Refunding (Westmont Apartments)

      4%, Series A (LOC; Federal Home Loan Bank)                                                    10,000,000  (a)    10,000,000

    (West 89th Street Development Project)

      4.10%, Series A (LOC; FNMA)                                                                    2,600,000  (a)     2,600,000

  MFMR:

    (Broadway Development Project)

      4%, Series A (LOC; Bayerische Vereinsbank)                                                     7,500,000  (a)     7,500,000

    (West 54th Street Development Project)

      4.10%, Series A (LOC; Key Bank)                                                                7,000,000  (a)     7,000,000

New York City Industrial Development Agency

 VRDN:

    Civic Facility Revenue (Jewish Community Center)

      4.15% (LOC; Manufacture and Trade Bank)                                                        5,000,000  (a)     5,000,000

    Special Facility Revenue (Korean Airlines Co.)

      4.15%, Series A (LOC; Citibank)                                                               14,500,000  (a)    14,500,000

New York City Municipal Water Finance Authority:

 CP:

    4.75%, Series 1, 8/31/2000 (LOC: Bank of Nova Scotia,

      Commerzbank and Toronto-Dominion Bank)                                                        22,500,000         22,500,000

    4.75%, Series 3, 8/31/2000 (LOC: Bank of Nova Scotia,

      Commerzbank and Toronto-Dominion Bank)                                                         2,700,000          2,700,000



                                                                                                     Principal

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (CONTINUED)                                              Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

New York City Municipal Water Finance Authority (continued):

 CP (continued):

    Water and Sewer System Revenue, VRDN

      4.20%, Series C (Insured; FGIC and

      Liquidity Facility; FGIC)                                                                      4,715,000  (a)     4,715,000

New York City Transitional Finance Authority, Revenue:

  BAN 4.75%, Series 3, 11/1/2000                                                                     7,000,000          7,005,942

  VRDN 3.95%, Series A-2 (Liquidity Facility; Credit

    Local de France)                                                                                20,000,000  (a)    20,000,000

New York State:

 4.05%, Series B, 8/9/2000

    (LOC; Credit Local de France)                                                                    3,000,000          3,000,000

  Environmental Quality Public Improvement:

    3.90%, Series G, 10/5/2000 (LOC; Westdeutsche

      Landesbank)                                                                                    7,000,000          7,000,000

    CP 4.15%, Series A, 9/12/2000

      (LOC: Bayeriche Landesbank and Helaba Bank)                                                    3,300,000          3,300,000

New York State Dormitory Authority, Revenues, VRDN:

 (Memorial Sloan Kettering)

    4.25%, Series B (LOC; Chase Manhattan Bank)                                                      7,400,000  (a)     7,400,000

  (Merlots) 3.90%, Series X (Insured; MBIA and

    Liquidity Facility; First Union National Bank)                                                   5,000,000  (a)     5,000,000

  (Metropolitan Museum of Art)

    4%, Series A (Corp. Guaranty;
    Metropolitan Museum of Art)                                                                      5,845,000  (a)     5,845,000

  (Miriam Osborn Memorial Home):

    4.15%, Series A (LOC; Manufacture and Trade Bank)                                                5,970,000  (a)     5,970,000

    4.15%, Series B (LOC; Manufacture and Trade Bank)                                               13,515,000  (a)    13,515,000

New York State Energy Research and Development

 Authority, PCR, VRDN:

    (Niagara Mohawk Power Corp.)

      4.30%, Series A (LOC; Bank One Corp.)                                                          5,000,000  (a)     5,000,000

    (Rochester Gas and Electric Corp.)

      3.95%, Series B (Insured; MBIA and Liquidity

      Facility; Credit Suisse)                                                                      12,040,000  (a)    12,040,000

New York State Housing Finance Agency:

 Health Facility Revenue, Refunding, Prerefunded

    8%, Series A, 11/1/2000 (Escrowed in; U.S.

    Treasury Securities)                                                                             1,110,000          1,143,239

  VRDN:

    Housing Revenue (70 Battery Place)

      4.05%, Series A (LOC; FNMA)                                                                    3,600,000  (a)     3,600,000

    Revenue (Theatre Row Tower)

      4%, Series A (LOC; Bayerische Vereinsbank)                                                     7,000,000  (a)     7,000,000

    Service Contract Obligation Revenue

      3.85%, Series A (LOC; Commerzbank)                                                             9,000,000  (a)     9,000,000

New York State Local Government Assistance Corporation

 VRDN 3.85%, Series A

  (LOC: Bayerische Landesbank and Westdeutche Landesbank)                                            4,000,000  (a)     4,000,000

New York State Medical Care Facilities Finance Agency

 Revenue, Prerefunded

  (Mental Health Service Facility) 7.50%, 2/15/2001                                                  1,795,000          1,861,824

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                     Principal

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (CONTINUED)                                              Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

New York State Power Authority, CP:

 4.25%, 8/8/2000 (Liquidity Facilities: The Bank of New York,

    Bank of Nova Scotia, Bayerische Landesbank, Chase

    Manhattan Bank, Commerzbank, Credit Locale

    de France, First Union National Bank, Landesbank

    Hessen and Morgan Guaranty Trust Co.)                                                            9,200,000          9,200,000

  4.30%, Series 2, 8/16/2000 (Liquidity Facilities: The Bank of

    New York, Bank of Nova Scotia, Bayerische Landesbank,

    Chase Manhattan Bank, Commerzbank, Credit Locale

    de France, First Union National Bank, Landesbank

    Hessen, Morgan Guaranty Trust Co. and State Street

    Bank and Trust)                                                                                  7,750,000          7,750,000

  4.15%, Series 1, 9/12/2000 (Liquidity Facilities: Bank of

    Nova Scotia, Commerzbank, Credit Locale de France,

    Landesbank Hessen and Toronto-Dominion Bank)                                                     3,000,000          3,000,000

New York State Thruway Authority, Revenue, CP

  4.20%, Series 1, 11/2/2000 (LOC; Landesbank Hessen)                                                5,000,000          5,000,000

Niagara County Industrial Development Agency, SWDR

 VRDN (American Refunding Fuel Co.)

  4%, Series D (LOC; Chase Manhattan Bank)                                                          14,000,000  (a)    14,000,000

City of Oswego School District, TAN 5%, 12/28/2000                                                   2,825,915          2,832,647

Richfield Springs Central School District, BAN

  4.50%, 2/23/2001                                                                                   3,150,000          3,153,652

Rochester, BAN 4.50%, 3/7/2001                                                                       2,000,000          2,003,438

Suffolk County, TAN 4.50%, Series 1, 8/10/2000

 (LOC: Credit Local de France, Landesbank Hessen and

  Westdeutsche Landesbank)                                                                           2,000,000          2,000,239

Suffolk County Judicial Facility Agency, Service Agreement

 Revenue (John P. Cohalan Complex)

  4.50%, 10/15/2000 (Insured; AMBAC)                                                                 2,335,000          2,336,686

Syracuse Industrial Development Agency

 Civic Facility Revenue, VRDN

 (Community Development Properties-Larned Project)

  4.25% (LOC; M and I Bank of Milwaukee)                                                             7,570,000  (a)     7,570,000

Triborough Bridge and Tunnel Authority, Revenue

  Prerefunded 7%, 1/1/2001                                                                           3,000,000          3,091,238

Westchester County Industrial Agency, RRR

 Refunding (Resco Co. Project)

 4.95%, Series A, 7/1/2001 (Escrowed in; U.S.

  Government Securities and Insured; AMBAC)                                                          3,120,000          3,136,544
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $319,572,229)                                                                   101.9%        319,572,229

LIABILITIES, LESS CASH AND RECEIVABLES                                                                  (1.9%)        (6,104,315)

NET ASSETS                                                                                              100.0%        313,467,914

SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF INVESTMENTS

July 31, 2000 (Unaudited)

                                                                                                     Principal

DREYFUS TAX EXEMPT CASH MANAGEMENT                                                                  Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS--99.6%
------------------------------------------------------------------------------------------------------------------------------------

ALABAMA--.6%

Town of McIntosh Industrial Development Board, EIR, Refunding, VRDN

 (Ciba Specialty Chemicals Corp. Project)

  4.30%, Series D (Corp. Guaranty; Ciba--Specialty Chemicals)                                       10,000,000  (a)    10,000,000

ALASKA--.2%

Alaska Housing Finance Corporation, Revenues (State Capital Project)

  4.30%, Series B-1, 6/1/2001 (Insured; MBIA)                                                        2,945,000          2,942,529

ARIZONA--3.0%

Apache County Industrial Development Authority, IDR, VRDN

  (Tucson Electric Power--Springerville Project) 4.30%, Series B (LOC; The Bank of New York)        10,000,000  (a)    10,000,000

Maricopa County Pollution Control Corporation, PCR, Refunding, VRDN

  (Arizona Public Service Co.) 4.30%, Series B (LOC; Morgan Guaranty Trust Co.)                      6,100,000  (a)     6,100,000

Salt River Project Agriculture Improvement and Power District, CP:

  COP 4.35%, Series B, 9/1/2000                                                                      4,500,000          4,500,000

  Electric System Revenue:

    4.35%, 9/1/2000                                                                                  4,300,000          4,300,000

    4.25%, 11/17/2000                                                                               15,450,000         15,450,000

Scottsdale Industrial Development Authority, Revenue, VRDN (Scottsdale Water
Service)

  4.35% (Insured; MBIA and Liquidity Facility; Bank of Nova Scotia)                                  8,000,000  (a)     8,000,000

ARKANSAS--1.2%

Fayetteville Public Facilities Board, Revenue, Refunding, VRDN

  (Butterfield Trail Village Project) 4.30% (LOC; Dresdner Bank)                                     6,800,000  (a)     6,800,000

University of Arkansas, University Revenues, Refunding, VRDN (UAMS Campus)

  4.25% (Insured; MBIA and Liquidity Facility; Credit Suisse)                                       11,700,000  (a)    11,700,000

CALIFORNIA--1.4%

California Higher Education Loan Authority, Student Loan Revenue, Refunding

  4.40%, Series A-1, 7/1/2001 (LOC; Student Loan Marketing Association)                             23,125,000         23,125,000

COLORADO--1.9%

Colorado Health Facilities Authority, Revenue, VRDN

  (Covenant Retirement Communities Inc.) 4.33%, Series A (LOC; Lasalle National Bank)                7,900,000  (a)     7,900,000

Douglas County, MFHR, Refunding, VRDN (Autumn Chase Project)

  4.25% (LOC; Federal Home Loan Banks)                                                              22,500,000  (a)    22,500,000

DELAWARE--2.6%

Delaware Economic Development Authority, Revenue, VRDN (Hospital Billing
Collection):

  4.20%, Series B (BPA; Morgan Stanley and Co. and Insured; AMBAC)                                  33,200,000  (a)    33,200,000

  4.25%, Series A (BPA; Morgan Stanley and Co. and Insured; AMBAC)                                   8,200,000  (a)     8,200,000

DISTRICT OF COLUMBIA--7.2%

District of Columbia:

 Revenue, CP (National Academy of Science) 4.50%, Series C, 11/28/2000

    (Insured; AMBAC and Liquidity Facility; Bank of America)                                        12,500,000         12,500,000

  VRDN:

    Refunding:

      4.35%, Series A-1 (LOC; Societe Generale)                                                     15,000,000  (a)    15,000,000

      4.35%, Series A-2 (LOC; Canadian Imperial Bank of Commerce)                                   21,600,000  (a)    21,600,000

      4.35%, Series A-3 (LOC; Societe Generale)                                                      5,900,000  (a)     5,900,000

      4.35%, Series A-4 (LOC; Societe Generale)                                                     18,600,000  (a)    18,600,000

      4.35%, Series A-5 (LOC; Bank of Nova Scotia)                                                  10,000,000  (a)    10,000,000

      4.35%, Series A-6 (LOC; Bank of America)                                                       2,650,000  (a)     2,650,000

      Revenue:

        (American Public Health Association) 4.25% (LOC; PNC Bank)                                  12,585,000  (a)    12,585,000

        (George Washington University)

          4.35%, Series B (Insured; MBIA and Liquidity Facility; Bank of America)                   17,365,000  (a)    17,365,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                     Principal

DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

FLORIDA--3.4%

Capital Projects Finance Authority, Revenue, VRDN (Capital Projects Loan
Program)

  4.25%, Series A (Insured; FSA and Liquidity Facility; Credit Suisse)                              36,195,000  (a)    36,195,000

Orange County Health Facilities Authority, Revenues, VRDN

 (Florida Hospital Association Health Facilities Loan Program)

 4.35%, Series A ( Liquidity Facility: The Bank of New York, Bank of Nova
Scotia,

  Banque Paribas and LOC; CDC Funding Corp.)                                                        13,000,000  (a)    13,000,000

Saint Lucie County, PCR, Refunding, VRDN (Florida Power and Light Co.)

  4.25% (Corp. Guaranty; Florida Power and Light Co.)                                                5,600,000  (a)     5,600,000

GEORGIA--2.2%

Burke County Development Authority, PCR, (Georgia Power Co. PLT Vogtle)

  4.375%, Series 6, 11/1/2000 (Insured; AMBAC)                                                      10,000,000         10,005,396

Gainesville and Hall County Development Authority, Revenue, VRDN

  (Senior Living Facility--Lanier) 4.38%, Series A (LOC; Regions Bank)                              15,000,000  (a)    15,000,000

Monroe County Development Authority, PCR, VRDN:

  (Georgia Power Co.) 4.35%, Series 2 (Corp. Guaranty; Georgia Power Co.)                            6,800,000  (a)     6,800,000

  (Gulf Power Co. Plant) 4.35%, Series 2 (Liquidity Facility; The Bank of New York)                  2,800,000  (a)     2,800,000

HAWAII--.5%

Honolulu City and County, VRDN 4.30%, Series A (LOC; Landesbank Hessen)                              8,145,000  (a)     8,145,000

IDAHO--.5%

State of Idaho, Revenues, TAN 5.375%, 6/29/2001                                                      8,000,000          8,070,042

ILLINOIS--10.6%

Illinois Development Finance Authority, PCR, Refunding, VRDN (Amerencips
Project)

  4.30%, Series A                                                                                   19,100,000  (a)    19,100,000

Illinois Educational Facilities Authority, Revenues Reserve, CP

  4.60%, Series A-2, 11/30/2000 (Liquidity Facility;
  Harris Trust and Savings Bank)                                                                    15,000,000         15,000,000

Illinois Health Facilities Authority, Revenue:

  (Evanston Northwestern Corp.) 4.75%, 5/31/2001                                                    15,000,000         15,000,000

  VRDN:

    Refunding (Central Dupage Health):

      4.35%, Series B (LOC; American National Bank of Chicago)                                       2,300,000  (a)     2,300,000

      4.35%, Series C (LOC; American National Bank of Chicago)                                      32,900,000  (a)    32,900,000

    (Rehab Institute Chicago Project) 4.25% (LOC; Bank of America)                                  31,500,000  (a)    31,500,000

    (Resurrection Health):

      4.30%, Series B (Insured; FSA and Liquidity Facility; Lasalle National Bank)                  20,550,000  (a)    20,550,000

      4.35%, Series A (Insured; FSA and Liquidity Facilty; Bank One Corp.)                          13,950,000  (a)    13,950,000

Illinois Housing Development Authority, Housing Revenue

  4.20%, Sub-Series B-1, 12/22/2000 (LOC; ABN-Amro Bank)                                             4,350,000          4,350,000

Saint Clair County, Industrial Building Revenue, Refunding, VRDN

  (Winchester Apartments Project) 4.25% (LOC; Lasalle National Bank)                                15,550,000  (a)    15,550,000

INDIANA--2.5%

Indiana Bond Bank, Revenues, Advance Funding Program Notes

  4.75%, Series A-2, 1/18/2001 (LOC; Bank of America)                                               25,000,000         25,066,672

Petersburg, PCR, Refunding, VRDN (Indianapolis Power and Light Co.)

  4.25%, Series B (Insured; AMBAC and Corp. Guaranty;
  Indianapolis Power and Light Co.)                                                                 15,000,000  (a)    15,000,000

IOWA--.9%

Louisa County, PCR, Refunding, VRDN
  (Midwest Power System Inc. Project) 4.40%                                                         15,000,000  (a)    15,000,000



                                                                                                     Principal

DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

KANSAS--2.0%

Johnson County Water District No.1, Water Revenue, Prerefunded

  7%, Series A, 12/1/2000 (Escrowed in; U.S. Government Securities)                                  6,000,000          6,055,180

Kansas Development Finance Authority, Revenue

 (Kansas Board of Regents-Comprehensive Rehabilitation and Repair Project)

  4.50%, Series G-2, 10/1/2000 (Insured; AMBAC)                                                      3,000,000          3,001,667

La Cygne, EIR, Refunding, VRDN (Kansas City Power and Light Co. Project)

 4.40% (Liquidity Facility: ABN-Amro Bank, Bank of America, The Bank of New
York,

  Bank of Nova Scotia, Bank One Corp., Commerzbank and Westdeutsche Landesbank)                      9,000,000  (a)     9,000,000

Wichita, GO, Water Utility and Public Improvements 4.50%, 8/24/2000                                 13,300,000         13,304,437

KENTUCKY--3.1%

Kentucky Interlocal School Transportation Association, COP, Revenues, TRAN 5%,
6/29/2001                                                                                           10,000,000         10,052,237

Ohio County, PCR, VRDN (Big Rivers Electric Corp. Project)

  4.30% (Insured; AMBAC and Liquidity Facility; Credit Suisse)                                      39,000,000  (a)    39,000,000

LOUISIANA--1.2%

Calcasieu Parish Inc., Industrial Development Board, Industrial Revenue,
Refunding, VRDN (Olin Corp. Project)

  4.30%, Series B (LOC; Wachovia Bank)                                                               4,600,000  (a)     4,600,000

Louisiana Local Government Environmental Facilities and Community Development
Authority

  Revenue, VRDN (Healthcare--Saint James Place) 4.40%, Series C (LOC; Banque Paribas)               14,000,000  (a)    14,000,000

MARYLAND--2.2%

Maryland Health and Higher Educational Facilities Authority, Revenue, VRDN

  (Mercey Ridge) 4.30% (LOC; Allied Irish Banks)                                                    34,900,000  (a)    34,900,000

MASSACHUSETTS--3.7%

Acton, BAN 4.50%, 3/5/2001                                                                          15,350,000         15,377,873

Millbury, BAN 4.50%, 4/19/2001                                                                      13,347,400         13,362,003

City of Pittsfield, Revenues, BAN:

  4.25%, 11/22/2000                                                                                  9,970,000          9,975,926

  4.87%, 7/12/2001                                                                                  10,000,000         10,028,923

City of Springfield, Revenues, BAN 4.75%, 1/12/2001 (LOC; Fleet Repo Agreement)                     10,000,000         10,021,538

MICHIGAN--2.7%

Detroit Downtown Development Authority, Revenue, Refunding, VRDN

  (Millender Center Project) 4.20% (LOC; HSBC Bank)                                                  8,000,000  (a)     8,000,000

State of Michigan, COP, LR (New Center Development Inc.)

  4.25%, 3/1/2001 (LOC; Canadian Imperial Bank of Commerce)                                         10,000,000         10,027,868

Michigan Hospital Finance Authority, Revenue, CP

  4.50%, Series A, 9/11/2000 (LOC; Salomon Reinvestment Co.)                                        17,600,000         17,600,000

Michigan Municipal Bond Authority, Revenue, BAN

  4.25%, Series B-2, 8/25/2000 (LOC; Morgan Guaranty Trust Co.)                                      8,000,000          8,003,440

MINNESOTA--2.9%

Becker, PCR (Northern States Power Co.):

  Refunding, CP 4.15%, 8/11/2000 (Corp. Guaranty; Northern States Power Co.)                        11,000,000         11,000,000

  VRDN 4.20% (Corp. Guaranty; Northern States Power Co.)                                             8,400,000  (a)     8,400,000

City of Cloquet, PCR, VRDN (Potlatch Corp. Project) 4.30% (LOC; Bank One Corp.)                      5,800,000  (a)     5,800,000

Duluth Economic Development Authority, Health Care Facilities Revenue,
Refunding, VRDN

  (Miller Dwan Medical Center Project) 4.30% (LOC; Credit Locale de France)                          4,200,000  (a)     4,200,000

Minneapolis, Multi-Family Revenue, Refunding, Rental Housing, VRDN (Hennepin)

  4.50%, Series 95 (LOC; Saint Paul Co.)                                                            12,810,000  (a)    12,810,000

Red Wing, PCR, VRDN (Northern States Power Co.)

  4.35% (Corp. Guaranty; Northern States Power Co.)                                                  4,600,000  (a)     4,600,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                     Principal

DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

MISSOURI--2.8%

Independence Industrial Development Authority, IDR, Refunding, VRDN (Groves and
Graceland)

  4.30%, Series A (LOC; Credit Locale de France)                                                     3,600,000  (a)     3,600,000

Kansas City Industrial Development Authority, Revenue, VRDN (Ewing Marion
Kauffmam)

  4.30%, Series A                                                                                    2,400,000  (a)     2,400,000

Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue, VRDN:

  (Drury College) 4.40% (LOC; Firstar Bank of Milwaukee)                                            25,000,000  (a)    25,000,000

  (Saint Louis University) 4.35%, Series B (Liquidity Facility; Bank of America)                    14,000,000  (a)    14,000,000

NEBRASKA--1.7%

Nebhelp Inc., Multiple Mode Student Loan Revenue, VRDN

  4.25%, Series C (BPA; Student Loan Marketing Association and Insured; MBIA)                       27,340,000  (a)    27,340,000

NEW HAMPSHIRE--1.1%

Nashua, BAN 4.70%, 12/14/2000                             4,700,000  4,697,725

New Hampshire Business Finance Authority, PCR, CP (New England Power Co.)

  4.65%, Series A, 9/11/2000 (Corp. Guaranty; New England Power Co.)                                13,500,000         13,500,000

NEW YORK--2.0%

Board Cooperative Educational Services Sole Supervisory District, Revenues, RAN

  4.50%, 12/29/2000                                                                                  7,950,000          7,958,778

Metropolitan Transportation Authority, Transit Facilities Revenue, CP

  4.05%, Series 1, 9/1/2000 (LOC; ABN-Amro Bank)                                                    10,000,000         10,000,000

New York City, Sales Tax Revenue, VRDN

  4.10%, Sub-Series A-4 (LOC; Chase Manhattan Bank)                                                  3,300,000  (a)     3,300,000

Suffolk County, TAN 4.50%, Series 1, 8/10/2000 (LOC: Credit Locale de France,

  Landesbank Hessen and Westdeutsche Landesbank)                                                    10,000,000         10,001,196

OHIO--2.2%

Hamilton County, Hospital Facilities Revenue, VRDN (Children's Hospital Medical
Center)

  4.35%, Series A (LOC; PNC Bank)                                                                    9,250,000  (a)     9,250,000

Montgomery County, Revenue, CP (Miami Valley Hospital)

  4.10%, Series B, 8/11/2000 (Liquidity Facility; Morgan Guaranty Trust Co.)                         6,500,000          6,500,000

Ohio Higher Educational Facilities Revenue, CP (Case Western Reserve University)
:

  4.50%, 10/18/2000 (Liquidity Facility; Bank One Corp.)                                            10,000,000         10,000,000

  4.25%, 11/16/2000 (Liquidity Facility; Bank One Corp.)                                            10,000,000         10,000,000

PENNSYLVANIA--8.2%

Allegheny County Industrial Development Authority, PCR, Refunding, VRDN
(Duquesne)

  4.35%, Series A (Insured; AMBAC and Liquidity Facility; The Bank of New York)                      6,300,000  (a)     6,300,000

Delaware Valley Regional Finance Authority, Local Government Revenue, VRDN

  4.25%, Series D (LOC; Credit Suisse)                                                              10,300,000  (a)    10,300,000

Emmaus, General Authority, Revenue, VRDN:

  4.25% (Insured; FSA and Liquidity Facility; First Union National Bank of North Carolina)          22,800,000  (a)    22,800,000

  4.25%, Sub-Series C-19 (LOC; Kredietbank)                                                         15,000,000  (a)    15,000,000

  4.25%, Sub-Series D-19 (LOC; Bayerische Hypo Vereinsbank)                                         10,000,000  (a)    10,000,000

  4.25%, Sub-Series D-20 (LOC; Bayerische Landesbank)                                                7,500,000  (a)     7,500,000

  4.25%, Sub-Series E-7 (LOC; Goldman Sachs and Co.)                                                 5,000,000  (a)     5,000,000

  4.25%, Sub-Series E-11 (LOC; Canadian Imperial Bank of Commerce)                                  10,000,000  (a)    10,000,000

  4.25%, Sub-Series H-14 (LOC; Bayerische Hypo Vereinsbank)                                          7,000,000  (a)     7,000,000

  Local Government:

    4.25%, Series B (LOC; Goldman Sachs and Co.)                                                    10,000,000  (a)    10,000,000

    4.25%, Series E-14 (LOC; Kredietbank)                                                            5,200,000  (a)     5,200,000

    4.25%, Series F-5 (LOC; Goldman Sachs and Co.)                                                  15,000,000  (a)    15,000,000

    4.25%, Series G-12 (LOC; Bayerische Landesbank)                                                  5,000,000  (a)     5,000,000


                                                                                                     Principal

DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA (CONTINUED)

York, General Authority, Pooled Financing Revenue, VRDN (Harrisburg Parking)

  4.25%, Series 96-C (LOC; First Union National Bank of North Carolina)                              1,900,000  (a)     1,900,000

RHODE ISLAND--.4%

Rhode Island Health and Building Corporation, Education Institution Revenue,
VRDN

  (Moses Brown School) 4.30% (Insured; MBIA and Liquidity Facility; Fleet National Bank)             7,200,000  (a)     7,200,000

SOUTH CAROLINA--.6%

South Carolina Jobs Economic Development Authority, Health Facilities Revenue,
VRDN

  (Presbyterian Home of South Carolina) 4.30% (LOC; Wachovia Bank)                                   8,950,000  (a)     8,950,000

TENNESSEE--9.8%

Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board

 Revenue, VRDN (Vanderbilt University) 4.20%, Series B

  (Liquidity Facility; Bayerische Landesbank)                                                       10,000,000  (a)    10,000,000

Montgomery County Public Building Authority, Pooled Financing Revenue, VRDN:

  (Montgomery County Loan) 4.25% (LOC; Bank of America)                                             22,595,000  (a)    22,595,000

  (Tennessee County Loan) 4.25% (LOC; Bank of America)                                              45,000,000  (a)    45,000,000

Sevier County Public Building Authority, Local Government Public Improvement,
VRDN:

  4.25%, Series III-A-1 (Insured; AMBAC and Liquidity Facility; Landesbank Hessen)                  20,000,000  (a)    20,000,000

  4.25%, Series III-B-3 (Insured; AMBAC and Liquidity Facility; Landesbank Hessen)                   8,350,000  (a)     8,350,000

  4.25%, Series III-B-4 (Insured; AMBAC and Liquidity Facility; Landesbank Hessen)                   5,815,000  (a)     5,815,000

  4.40%, Series IV-A-2 (Insured; FSA and Liquidity Facility; Morgan Guaranty Trust Co.)             14,285,000  (a)    14,285,000

  4.40%, Series IV-A-4 (Insured; FSA and Liquidity Facility; Morgan Guaranty Trust Co.)              6,335,000  (a)     6,335,000

Shelby County Health and Educational Housing Facilities Board, HR, CP

  (Baptist Memorial Hospital) 4.60%, 11/22/2000 (LOC; Bank of America)                              25,500,000         25,500,000

TEXAS--6.8%

Harris County Health Facilities Development Corporation, HR, VRDN (Texas
Children's Hospital)

  4.30%, Series B-1 (Insured; MBIA and Liquidity Facility; Morgan Guaranty Trust Co.)               40,000,000  (a)    40,000,000

Harris County Industrial Development Corporation, PCR, Refunding, VRDN (Shell
Oil Co.)

  4.25% (Corp. Guaranty; Shell Oil Co.)                                                              6,700,000  (a)     6,700,000

City of Houston, Water and Sewer Systems Revenue, Prerefunded

  7.40%, 12/1/2000 (Escrowed in; U.S. Government Securities)                                         4,000,000          4,123,641

North Central Health Facilities Development Corporation, Revenue, VRDN

  (Retirement Facility--Northwest Senior Housing) 4.35%, Series C (LOC; Lasalle National Bank)      12,500,000  (a)    12,500,000

San Antonio, Water Revenue, VRDN (Merlots)

  4.34%, Series VV (Liquidity Facility; First Union National Bank of North Carolina)                10,000,000  (a)    10,000,000

Tarrant County Health Facilities Development Corporation, Health Systems
Revenue, Refunding

  5%, Series A, 2/15/2001 (Insured; MBIA)                                                            5,000,000          5,019,517

State of Texas, Revenues, TRAN 4.50%, Series A, 8/31/2000                                           25,000,000         25,013,760

Texas Public Finance Authority, Revenue, CP

  4.25%, Series A, 12/7/2000                                                                         5,000,000          5,000,000

UTAH--1.7%

Intermountain Power Agency, Power Supply Revenue, CP

  4.25%, Series B-2, 10/23/2000 (Liquidity Facility: Bank of America and Bank of Nova Scotia)       20,000,000         20,000,000

Salt Lake County, Revenues, TRAN 5%, 12/29/2000                                                      7,500,000          7,518,627

VIRGINIA--3.5%

Alexandria Industrial Development Authority, Revenue, VRDN (Institute Defense
Analyses)

  4.35%, (Insured; AMBAC and Liquidity Facility; First Union National Bank of North Carolina)       16,445,000  (a)    16,445,000

Virginia Beach Development Authority, Residential Care Facility Mortgage
Revenue, VRDN

  (Westminster--Canterbury of Hampton Roads, Inc.)
  4.25%, Series B (LOC; First Union National Bank of North Carolina)                                30,500,000  (a)    30,500,000

                                                                                                                  The Funds


STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                     Principal

DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

VIRGINIA (CONTINUED)

Virginia College Building Authority, Educational Facilities Revenue, VRDN

  (Shenandoah University Project) 4.25% (LOC; First Union National Bank of North Carolina)           9,700,000  (a)     9,700,000

WEST VIRGINIA--.2%

Marshall County, Revenue, Refunding, VRDN (Bayer Corp. Project)

  4.35% (LOC; Bayer Corp.)                                                                           3,100,000  (a)     3,100,000

WISCONSIN--1.8%

Green Bay Area Public School District, Revenues, BAN 4.90%,
4/13/2001                                                                                           13,000,000         13,002,397

Kenosha Union School District No. 1, Revenues, TRAN 4.25%, Series B, 11/1/2000
                                                                                                     9,000,000          9,006,974

Two Rivers Public School District, Revenues, BAN 5.10%,
3/1/2001                                                                                             6,600,000          6,604,203

WYOMING--.3%

Wyoming Community Development Authority, Housing Revenue 3.60%, Series 4,
12/1/2000                                                                                            5,500,000          5,479,341
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $1,597,190,173)                                                                  99.6%      1,597,211,890

CASH AND RECEIVABLES (NET)                                                                                 .4%          6,203,133

NET ASSETS                                                                                              100.0%      1,603,415,023

SEE NOTES TO FINANCIAL STATEMENTS.



Summary of Abbreviations

AMBAC        American Municipal Bond Assurance Corporation

BAN          Bond Anticipation Notes

BPA          Bond Purchase Agreement

COP          Certificate of Participation

CP           Commercial Paper

EDR          Economic Development Revenue

EIR          Environment Improvement Revenue

FGIC         Financial Guaranty Insurance Company

FNMA         Federal National Mortgage Association

FSA          Financial Security Assurance

GO           General Obligation

HR           Hospital Revenue

IDR          Industrial Development Revenue

LOC          Letter of Credit

LOR          Limited Obligation Revenue

LR           Lease Revenue

MBIA         Municipal Bond Investors Assurance

                Insurance Corporation

MFHR         Multi-Family Housing Revenue

MFMR         Multi-Family Mortgage Revenue

PCR          Pollution Control Revenue

RAN          Revenue Anticipation Notes

RRR          Resources Recovery Revenue

SFMR         Single Family Mortgage Revenue

SWDR         Solid Waste Disposal Revenue

TAN          Tax Anticipation Notes

TRAN         Tax and Revenue Anticipation Notes

VRDN         Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

                                                                                                         VALUE (%)

                                                                                              ____________________________
____________________

                                                                                          DREYFUS         DREYFUS        DREYFUS

                                                                                      MUNICIPAL CASH     NEW YORK      TAX EXEMPT

                                                                                        MANAGEMENT    MUNICIPAL CASH      CASH

FITCH            OR           MOODY'S                 OR     STANDARD & POOR'S             PLUS         MANAGEMENT     MANAGEMENT

_____                         ________                       __________________       ________________
                                                                                                       _______________ ____________

F1+/F1                        VMIG1/MIG1, P1                 SP1+/SP1, A1+/A1             78.2            80.3           91.2

AAA/AA (b)                    Aaa/Aa (b)                     AAA/AA (b)                   16.6             8.6            2.8

NR (c)                        NR (c)                         NR (c)                        5.2            11.1            6.0

                                                                                         100.0           100.0          100.0

(A)  SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B)  NOTES WHICH ARE NOT F, MIG OR SP RATED ARE REPRESENTED BY BOND RATINGS OF THE ISSUERS.

(C)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S HAVE BEEN DETERMINED BY THE MANAGER TO BE OF
COMPARABLE QUALITY TO THOSE RATED SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                 The Funds


STATEMENT OF ASSETS AND LIABILITIES

(amounts in thousands, except Net Asset Value Per Share)

July 31, 2000 (Unaudited)

                                                              DREYFUS         DREYFUS        DREYFUS         DREYFUS        DREYFUS

                                               DREYFUS           CASH      GOVERNMENT     GOVERNMENT        TREASURY       TREASURY

                                                  CASH     MANAGEMENT            CASH     PRIME CASH            CASH     PRIME CASH

                                            MANAGEMENT     PLUS, INC.      MANAGEMENT     MANAGEMENT      MANAGEMENT     MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

ASSETS ($):

Investments at value--Note 1(a,b)            7,913,124     9,488,594        4,041,010       508,860     2,710,755(a)      2,598,868

Cash                                                --         2,935              --            101           802              --

Receivable for investment
  securites sold                                    --       155,839              --             --             --             --

Interest receivable                             32,286        63,268           28,229             --        5,657           36,897

Prepaid expenses                                    --           --               --           2,859            --             --

                                             7,945,410     9,710,636        4,069,239        511,820     2,717,214       2,635,765
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation
  and affiliates                                 1,770        1,803              835             192          631             606

Cash overdraft due to Custodian                  2,303           --            5,285              --           --           1,483

Payable for investment securities
  purchased                                         --      335,397          124,984              --           --              --

                                                 4,073      337,200          131,104             192          631          2,089
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                               7,941,337    9,373,436        3,938,135         511,628     2,716,583     2,633,676
------------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                              7,941,857    9,374,949        3,938,871         511,707     2,717,243     2,634,449

Accumulated net realized gain (loss)
  on investments                                 (520)      (1,513)             (736)           (79)          (660)         (773)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                               7,941,337   9,373,436         3,938,135        511,628      2,716,583     2,633,676
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE

INSTITUTIONAL SHARES

  Net Assets ($)                             6,590,266  8,212,006          3,316,468       187,217       2,078,022     1,991,159

  Shares Outstanding                         6,590,754  8,213,438          3,317,113       187,256       2,078,614     1,991,809

  NET ASSET VALUE PER SHARE ($)                   1.00       1.00               1.00          1.00            1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR SHARES

  Net Assets ($)                               812,327   566,729             551,265        52,314         596,732        448,724

  Shares Outstanding                           812,358   566,798             551,355        52,321         596,795        448,812

  NET ASSET VALUE PER SHARE ($)                   1.00      1.00                1.00          1.00            1.00           1.00
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATIVE SHARES

  Net Assets ($)                               180,309   241,516              15,232         1,500          23,289         12,103

  Shares Outstanding                           180,310   241,518              15,232         1,500          23,289         12,108

  NET ASSET VALUE PER SHARE ($)                   1.00      1.00                1.00          1.00            1.00           1.00
------------------------------------------------------------------------------------------------------------------------------------

PARTICIPANT SHARES

  Net Assets ($)                               358,435   353,185              55,170       270,597          18,540        181,690

  Shares Outstanding                           358,435   353,195              55,171       270,630          18,545        181,720

  NET ASSET VALUE PER SHARE ($)                   1.00      1.00                1.00          1.00            1.00           1.00

(A)  AMOUNT INCLUDES REPURCHASE AGREEMENTS OF $1,181,091,000 FOR DREYFUS TREASURY CASH MANAGEMENT. SEE NOTE 1(B)

SEE NOTES TO FINANCIAL STATEMENTS.




                                                                                        DREYFUS             DREYFUS         DREYFUS

                                                                                 MUNICIPAL CASH            NEW YORK      TAX EXEMPT

                                                                                     MANAGEMENT      MUNICIPAL CASH            CASH

                                                                                           PLUS          MANAGEMENT      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

ASSETS ($):

Investments at value                                                                    220,676             319,572       1,597,212

Cash                                                                                      3,866                 --              --

Interest receivable                                                                       1,640               2,230          11,413

Prepaid expenses                                                                              6                 --              --

                                                                                        226,188             321,802       1,608,625
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation
  and affiliates                                                                             57                  76             366

Cash overdraft due to Custodian                                                              --               8,258           4,844

                                                                                             57               8,334           5,210
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                                          226,131             313,468       1,603,415
------------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                                         226,301             313,472       1,604,120

Accumulated net realized gain (loss)
  on investments                                                                          (179)                 (4)           (727)

Accumulated gross unrealized appreciation
  on investments                                                                              9                  --             22
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                                          226,131             313,468       1,603,415
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE

INSTITITUTIONAL SHARES

  Net Assets ($)                                                                        164,034             302,507       1,229,423

  Shares Outstanding                                                                    164,200             302,509       1,230,071

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00            1.00
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR SHARES

  Net Assets ($)                                                                         53,005               9,972         210,565

  Shares Outstanding                                                                     53,009               9,973         210,608

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00            1.00
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATIVE SHARES

  Net Assets ($)                                                                            204                 203            910

  Shares Outstanding                                                                        204                 204            910

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00           1.00
------------------------------------------------------------------------------------------------------------------------------------

PARTICIPANT SHARES

  Net Assets ($)                                                                          8,888                 786        162,517

  Shares Outstanding                                                                      8,888                 786        162,531

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00           1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds


STATEMENT OF OPERATIONS

(amounts in thousands)

Six Months Ended July 31, 2000 (Unaudited)

                                                              DREYFUS         DREYFUS        DREYFUS         DREYFUS        DREYFUS

                                               DREYFUS           CASH      GOVERNMENT     GOVERNMENT        TREASURY       TREASURY

                                                  CASH     MANAGEMENT            CASH     PRIME CASH            CASH     PRIME CASH

                                            MANAGEMENT     PLUS, INC.      MANAGEMENT     MANAGEMENT      MANAGEMENT     MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                257,875        244,320         122,957         17,403          84,893         82,229

EXPENSES:

Management fee--Note 2(a)                        8,228          7,722           4,048            575           2,858          2,850

Distribution fees--Note 2(b):

  Investor Shares                                  959            750             721             62             675            571

  Administrative Shares                             77             54              10              1              12              6

  Participant Shares                               618            471              96            449              60            381

TOTAL EXPENSES                                   9,882          8,997           4,875          1,087           3,605          3,808

INVESTMENT INCOME--NET                         247,993        235,323         118,082         16,316          81,288         78,421
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON
  INVESTMENTS--NOTE 1(B) ($)                        --             29            (44)           (40)              23             68

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                    247,993        235,352         118,038         16,276          81,311         78,489

SEE NOTES TO FINANCIAL STATEMENTS.



                                                                                        DREYFUS             DREYFUS         DREYFUS

                                                                                 MUNICIPAL CASH            NEW YORK      TAX EXEMPT

                                                                                     MANAGEMENT      MUNICIPAL CASH            CASH

                                                                                           PLUS          MANAGEMENT      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                                           3,971               6,161          30,246

EXPENSES:

Management fee--Note 2(a)                                                                   194                 310           1,507

Distribution fees--Note 2(b):

  Investor Shares                                                                            58                  13             247

  Administrative Shares                                                                   --(a)               --(a)           --(a)

  Participant Shares                                                                          8                   1             322

TOTAL EXPENSES                                                                              260                 324           2,076

INVESTMENT INCOME--NET                                                                    3,711               5,837          28,170
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS--NOTE 1(B) ($):

Net realized gain (loss) on investments                                                     (1)                  --               4

Net unrealized appreciation (depreciation)
  on investments                                                                              9                  --              22

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                                              8                  --              26

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                                         3,719               5,837          28,196

(A)  AMOUNT REPRESENTS LESS THAN $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF CHANGES IN NET ASSETS

(amounts in thousands)

                                                            DREYFUS CASH MANAGEMENT              DREYFUS CASH MANAGEMENT PLUS, INC.

                                                     SIX MONTHS ENDED       YEAR ENDED         SIX MONTHS ENDED          YEAR ENDED

                                                        JULY 31, 2000      JANUARY 31,            JULY 31, 2000         JANUARY 31,

                                                          (UNAUDITED)             2000              (UNAUDITED)                2000
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                         247,993         347,175                   235,323            420,048

Net realized gain (loss) on investments                             --             (62)                       29               (555)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   247,993         347,113                   235,352            419,493
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET:

   Institutional Shares                                      (212,121)       (310,957)                 (207,580)          (373,665)

   Investor Shares                                            (22,465)        (26,744)                  (17,510)           (34,049)

   Administrative Shares                                       (4,670)         (5,164)                   (3,374)            (1,959)

   Participant Shares                                          (8,737)         (4,310)                   (6,859)           (10,375)

TOTAL DIVIDENDS                                              (247,993)       (347,175)                 (235,323)          (420,048)
------------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST/CAPITAL STOCK
  TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                                     36,520,207      63,872,030                54,362,577         117,625,537

   Investor Shares                                           2,616,124       4,281,011                 1,642,119           4,327,089

   Administrative Shares                                       643,327       2,087,828                   364,327             512,719

   Participant Shares                                        1,142,567       1,026,257                   796,979             689,355

Dividends reinvested:

   Institutional Shares                                         57,943          91,288                    95,462             186,748

   Investor Shares                                               5,978           7,616                    14,329              29,702

   Administrative Shares                                         2,113           2,871                     3,113               1,382

   Participant Shares                                            5,282           1,527                     6,695              10,341

Cost of shares redeemed:

   Institutional Shares                                   (39,002,919)    (61,221,625)              (52,769,823)       (118,736,080)

   Investor Shares                                         (2,487,608)     (4,073,200)               (1,787,081)         (4,349,645)

   Administrative Shares                                     (638,242)     (2,112,495)                 (156,021)           (514,675)

   Participant Shares                                      (1,005,745)       (876,698)                 (636,888)           (580,346)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST/CAPITAL STOCK TRANSACTIONS          (2,140,973)       3,086,410                 1,935,788           (797,873)

TOTAL INCREASE (DECREASE) IN NET ASSETS                    (2,140,973)       3,086,348                 1,935,817           (798,428)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                         10,082,310       6,995,962                 7,437,619          8,236,047

END OF PERIOD                                                7,941,337      10,082,310                 9,373,436          7,437,619

SEE NOTES TO FINANCIAL STATEMENTS.


                                                        DREYFUS GOVERNMENT                                DREYFUS GOVERNMENT

                                                         CASH MANAGEMENT                                PRIME CASH MANAGEMENT
                                              ----------------------------------------            ----------------------------------

                                              SIX MONTHS ENDED           YEAR ENDED               SIX MONTHS ENDED     YEAR ENDED

                                                 JULY 31, 2000          JANUARY 31,                  JULY 31, 2000    JANUARY 31,

                                                   (UNAUDITED)                 2000                    (UNAUDITED)           2000
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                 118,082               227,038                     16,316           24,776

Net realized gain (loss) on investments                   (44)                     5                        (40)             (42)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                           118,038               227,043                     16,276            24,734
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Institutional Shares                               (99,974)             (188,744)                    (8,692)          (14,820)

   Investor Shares                                    (16,215)              (29,711)                    (1,403)           (1,398)

   Administrative Shares                                 (573)               (3,303)                       (31)              (57)

   Participant Shares                                  (1,320)               (5,280)                    (6,190)           (8,501)

TOTAL DIVIDENDS                                      (118,082)             (227,038)                   (16,316)          (24,776)
------------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST/CAPITAL STOCK
   TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                             16,258,414            43,384,424                    676,051         1,161,245

   Investor Shares                                   2,829,819             6,342,818                     47,325            73,366

   Administrative Shares                               469,781               805,109                      1,242               335

   Participant Shares                                  415,268             1,215,958                    321,709           450,820

Dividends reinvested:

   Institutional Shares                                 44,586               103,745                      7,863            14,447

   Investor Shares                                       9,569                16,212                      1,371             1,393

   Administrative Shares                                    73                 1,013                         31                57

   Participant Shares                                    1,104                 1,284                      6,133             8,483

Cost of shares redeemed:

   Institutional Shares                           (16,559,768)          (43,933,962)                  (894,166)         (972,541)

   Investor Shares                                 (2,791,850)           (6,666,263)                   (35,701)          (50,082)

   Administrative Shares                             (473,637)             (838,799)                      (449)           (1,609)

   Participant Shares                                (404,365)           (1,444,205)                  (253,129)         (426,177)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST/CAPITAL STOCK TRANSACTIONS    (201,006)           (1,012,666)                  (121,720)           259,737

TOTAL INCREASE (DECREASE) IN NET ASSETS              (201,050)           (1,012,661)                  (121,760)           259,695
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                  4,139,185             5,151,846                    633,388           373,693

END OF PERIOD                                        3,938,135             4,139,185                    511,628           633,388

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds


STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

(amounts in thousands)

                                                           DREYFUS TREASURY                            DREYFUS TREASURY PRIME

                                                           CASH MANAGEMENT                                 CASH MANAGEMENT
                                             -----------------------------------------         -------------------------------------

                                              SIX MONTHS ENDED           YEAR ENDED            SIX MONTHS ENDED        YEAR ENDED

                                                 JULY 31, 2000          JANUARY 31,               JULY 31, 2000       JANUARY 31,

                                                   (UNAUDITED)                 2000                 (UNAUDITED)              2000
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                   81,288             157,775                      78,421           138,370

Net realized gain (loss) on investments                      23                 (25)                         68             (370)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             81,311             157,750                       78,489          138,000
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Institutional Shares                                (64,909)           (127,430)                     (60,995)        (112,834)

   Investor Shares                                     (14,880)            (25,767)                     (12,149)         (17,966)

   Administrative Shares                                  (706)               (853)                        (351)          (1,188)

   Participant Shares                                     (793)             (3,725)                      (4,926)          (6,382)

TOTAL DIVIDENDS                                        (81,288)           (157,775)                     (78,421)        (138,370)
------------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST/CAPITAL STOCK
   TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                              15,645,904          33,775,948                   17,836,660       44,083,607

   Investor Shares                                    2,984,814           5,244,827                    1,466,516        2,192,429

   Administrative Shares                                 17,357              65,436                        7,709           31,909

   Participant Shares                                   118,149             372,764                      470,446          583,479

Dividends reinvested:

   Institutional Shares                                  13,116              29,651                       21,848           42,023

   Investor Shares                                        2,286               4,552                        5,340            8,489

   Administrative Shares                                    704                 841                          344            1,176

   Participant Shares                                        75                  32                        1,983            2,457

Cost of shares redeemed:

   Institutional Shares                             (15,459,499)        (34,792,105)                 (18,093,952)     (44,682,883)

   Investor Shares                                   (2,862,862)         (5,314,928)                  (1,435,252)      (2,222,614)

   Administrative Shares                                (17,810)            (59,818)                     (14,517)         (70,801)

   Participant Shares                                  (132,544)           (465,921)                    (428,277)        (580,051)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST/CAPITAL STOCK TRANSACTIONS       309,690          (1,138,721)                    (161,152)        (610,780)

TOTAL INCREASE (DECREASE) IN NET ASSETS                 309,713          (1,138,746)                    (161,084)        (611,150)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                   2,406,870           3,545,616                    2,794,760        3,405,910

END OF PERIOD                                         2,716,583           2,406,870                    2,633,676        2,794,760


SEE NOTES TO FINANCIAL STATEMENTS.



                                         DREYFUS MUNICIPAL CASH        DREYFUS NEW YORK MUNICIPAL           DREYFUS TAX EXEMPT

                                             MANAGEMENT PLUS                 CASH MANAGEMENT                  CASH MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

                                   SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED

                                     JULY 31, 2000     JANUARY 31,     JULY 31, 2000   JANUARY 31,      JULY 31, 2000  JANUARY 31,

                                         (UNAUDITED)         2000         (UNAUDITED)         2000        (UNAUDITED)          2000
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                        3,711          6,825              5,837         8,037          28,170           44,625

Net realized gain (loss) on investments         (1)             11                 --             2               4            (218)

Net unrealized appreciation (depreciation)
   on investments                                 9             --                 --            --              22               --

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  3,719          6,836              5,837         8,039           28,196         44,407
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Institutional Shares                     (2,805)        (4,799)            (5,647)       (7,776)         (21,904)      (36,319)

   Investor Shares                            (829)        (1,553)              (177)         (249)          (3,490)       (5,186)

   Administrative Shares                        (4)            --                 (4)           --              (21)          (52)

   Participant Shares                          (73)          (473)                (9)          (12)          (2,755)       (3,068)

TOTAL DIVIDENDS                             (3,711)        (6,825)            (5,837)       (8,037)         (28,170)      (44,625)
------------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST/CAPITAL STOCK
   TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                     387,714         767,399         1,361,166     1,947,884        4,393,907     8,786,813

   Investor Shares                          180,764         472,306             2,173         8,689          440,578       727,576

   Administrative Shares                        200             --                200            --            --(a)         2,993

   Participant Shares                        19,100          55,262             1,569           923          214,490       314,999

Dividends reinvested:

   Institutional Shares                       2,462           4,152             1,532         2,096            7,327        11,373

   Investor Shares                              542             953               177           249              495           750

   Administrative Shares                          4              --                 4            --               20            50

   Participant Shares                            73               2                 9            12               --            --

Cost of shares redeemed:

   Institutional Shares                    (355,497)       (850,299)        (1,325,235)   (1,953,183)      (4,230,380)   (9,025,351)

   Investor Shares                         (176,840)       (474,888)            (3,154)       (6,780)        (453,609)     (666,079)

   Administrative Shares                         --             --                 --             --             (710)       (2,692)

   Participant Shares                      (10,285)       (70,706)            (1,228)         (1,118)        (182,595)     (257,555)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST/
   CAPITAL STOCK TRANSACTIONS                48,237       (95,819)             37,213         (1,228)         189,523      (107,123)

TOTAL INCREASE (DECREASE) IN NET ASSETS      48,245       (95,808)             37,213         (1,226)         189,549      (107,341)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         177,886       273,694             276,255        277,481       1,413,866      1,521,207

END OF PERIOD                               226,131       177,886             313,468        276,255       1,603,415      1,413,866

(A)  AMOUNT REPRESENTS LESS THAN $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds





FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from each fund's financial statements.

                                                PER SHARE DATA ($)                       RATIOS/SUPPLEMENTAL DATA (%)
                                ----------------------------------------------       ----------------------------------

                                                                                                 RATIO OF NET

                                NET ASSET             DIVIDENDS   NET ASSET           RATIO OF   INVESTMENT   NET ASSETS

                                  VALUE     NET      FROM NET      VALUE              EXPENSES   INCOME TO    END OF

                                BEGINNING INVESTMENT INVESTMENT    END      TOTAL    TO AVERAGE   AVERAGE      PERIOD

                                OF PERIOD  INCOME     INCOME    OF PERIOD  RETURN (%)NET ASSETS   NET ASSETS ($X1,000,000)
--------------------------------------------------------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT

INSTITUTIONAL SHARES

                                c>
Six Months Ended July 31, 2000
(Unaudited)                     1.00      .030       (.030)        1.00      6.16(a)     .20(a)   6.05(a)         6,590

Year Ended January 31,

  2000                          1.00      .051       (.051)        1.00      5.19        .20      5.12            9,015

  1999                          1.00      .053       (.053)        1.00      5.45        .20      5.32            6,273

  1998                          1.00      .054       (.054)        1.00      5.58        .20      5.45            4,103

  1997                          1.00      .053       (.053)        1.00      5.39        .20      5.27            2,758

  1996                          1.00      .059       (.059)        1.00      6.03        .20      5.86            2,443

INVESTOR SHARES

Six Months Ended July 31, 2000
(Unaudited)                     1.00      .029       (.029)        1.00      5.90(a)     .45(a)   5.80(a)           812

Year Ended January 31,

  2000                          1.00      .048       (.048)        1.00      4.93        .45      4.88              678

  1999                          1.00      .051       (.051)        1.00      5.19        .45      5.07              462

  1998                          1.00      .052       (.052)        1.00      5.31        .45      5.18              464

  1997                          1.00      .050       (.050)        1.00      5.13        .45      5.02              581

  1996                          1.00      .056       (.056)        1.00      5.76        .45      5.54              430

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2000
(Unaudited)                     1.00      .030       (.030)        1.00      6.06(a)     .30(a)   5.95(a)           180

Year Ended January 31,

  2000                          1.00      .050       (.050)        1.00      5.08        .30      5.02              173

  1999                          1.00      .052       (.052)        1.00      5.34        .30      5.22              195

  1998                          1.00      .053       (.053)        1.00      5.48        .30      5.37                2

  1997(b)                       1.00      .010       (.010)        1.00      5.22(a)     .30(a)   3.74(a)           -- (c)

PARTICIPANT SHARES

Six Months Ended July 31, 2000
(Unaudited)                     1.00      .028       (.028)        1.00      5.74(a)     .60(a)   5.65(a)           358

Year Ended January 31,

  2000                          1.00      .047       (.047)        1.00      4.77        .60      4.72              216

  1999                          1.00      .049       (.049)        1.00      5.03        .60      4.92               65

  1998                          1.00      .050       (.050)        1.00      5.16        .60      5.21               99

  1997(b)                       1.00      .010       (.010)        1.00      4.92(a)     .60(a)   3.84(a)           -- (c)

(A)   ANNUALIZED.

(B)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(C)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.




                                          PER SHARE DATA ($)                            RATIOS/SUPPLEMENTAL DATA (%)
                              -----------------------------------------------       ----------------------------------

                                                                                                RATIO OF NET

                               NET ASSET             DIVIDENDS   NET ASSET           RATIO OF   INVESTMENT   NET ASSETS

                                 VALUE     NET      FROM NET      VALUE              EXPENSES   INCOME TO    END OF

                               BEGINNING INVESTMENT INVESTMENT    END      TOTAL    TO AVERAGE   AVERAGE      PERIOD

                               OF PERIOD  INCOME     INCOME    OF PERIOD  RETURN (%)NET ASSETS   NET ASSETS ($X1,000,000)
-------------------------------------------------------------------------------------------------------------------------------

DREYFUS CASH
MANAGEMENT PLUS, INC.

INSTITUTIONAL SHARES

Six Months Ended July 31, 2000
(Unaudited)                    1.00      .030        (.030)        1.00      6.16(a)     .20(a)     6.11(a)      8,212

Year Ended January 31,

  2000                         1.00      .051        (.051)        1.00      5.22        .20        5.08         6,524

  1999                         1.00      .054        (.054)        1.00      5.50        .20        5.36         7,448

  1998                         1.00      .055        (.055)        1.00      5.64        .20        5.50         5,793

  1997(b)                      1.00      .018        (.018)        1.00      5.34(a)     .20(a)     5.32(a)      5,516

Year Ended September 30,

  1996                         1.00      .055        (.055)        1.00      5.59        .20        5.46         4,766

  1995                         1.00      .057        (.057)        1.00      5.86        .20        5.81         4,405

INVESTOR SHARES

Six Months Ended July 31, 2000
(Unaudited)                    1.00      .029        (.029)        1.00      5.92(a)     .45(a)     5.86(a)        567

Year Ended January 31,

  2000                         1.00      .048        (.048)        1.00      4.95        .45        4.84           697

  1999                         1.00      .051        (.051)        1.00      5.24        .45        5.12           690

  1998                         1.00      .053        (.053)        1.00      5.38        .45        5.25           750

  1997(b)                      1.00      .017        (.017)        1.00      5.10(a)     .45(a)     5.07(a)        782

Year Ended September 30,

  1996                         1.00      .052        (.052)        1.00      5.33        .45        5.19           629

  1995                         1.00      .055        (.055)        1.00      5.61        .45        5.66           352

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2000
(Unaudited)                    1.00      .030        (.030)        1.00      6.06(a)     .30(a)     6.01(a)        242

Year Ended January 31,

  2000                         1.00      .050        (.050)        1.00      5.12        .30        4.99            30

  1999                         1.00      .053        (.053)        1.00      5.39        .30        5.26            31

  1998                         1.00      .054        (.054)        1.00      5.54        .30        5.40            26

  1997(c)                      1.00      .010        (.010)        1.00      5.22(a)     .30(a)     4.99(a)         -- (d)

PARTICIPANT SHARES

Six Months Ended July 31, 2000
(Unaudited)                    1.00      .028        (.028)        1.00      5.76(a)     .60(a)     5.71(a)        353

Year Ended January 31,

  2000                         1.00      .047        (.047)        1.00      4.80        .60        4.70           186

  1999                         1.00      .050        (.050)        1.00      5.07        .60        4.96            67

  1998                         1.00      .051        (.051)        1.00      5.22        .60        5.10            15

  1997(c)                      1.00      .010        (.010)        1.00      4.92(a)     .60(a)     4.78(a)         -- (d)

(A)  ANNUALIZED.

(B)  THE FUND CHANGED ITS FISCAL YEAR END FROM SEPTEMBER 30 TO JANUARY 31.

(C)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(D)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds




FINANCIAL HIGHLIGHTS (CONTINUED)
                                            PER SHARE DATA ($)                            RATIOS/SUPPLEMENTAL DATA (%)
                                ----------------------------------------------       ----------------------------------

                                                                                                 RATIO OF NET

                                NET ASSET             DIVIDENDS   NET ASSET           RATIO OF   INVESTMENT   NET ASSETS

                                  VALUE     NET      FROM NET      VALUE              EXPENSES   INCOME TO    END OF

                                BEGINNING INVESTMENT INVESTMENT    END      TOTAL    TO AVERAGE   AVERAGE      PERIOD

                                OF PERIOD  INCOME     INCOME    OF PERIOD  RETURN (%)NET ASSETS   NET ASSETS ($X1,000,000)
--------------------------------------------------------------------------------------------------------------------------------

DREYFUS GOVERMENT
CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2000
(Unaudited)                     1.00      .029    (.029)        1.00          5.94(a)     .20(a)   5.86(a)      3,316

Year Ended January 31,

  2000                          1.00      .049    (.049)        1.00          5.00        .20      4.88         3,573

  1999                          1.00      .052    (.052)        1.00          5.35        .20      5.22         4,019

  1998                          1.00      .054    (.054)        1.00          5.55        .20      5.41         4,137

  1997                          1.00      .053    (.053)        1.00          5.38        .20      5.25         4,565

  1996                          1.00      .059    (.059)        1.00          6.01        .20      5.83         4,778

INVESTOR SHARES

Six Months Ended July 31, 2000
(Unaudited)                     1.00      .028    (.028)        1.00          5.70(a)     .45(a)   5.61(a)        551

Year Ended January 31,

  2000                          1.00      .046    (.046)        1.00          4.74        .45      4.62           504

  1999                          1.00      .050    (.050)        1.00          5.08        .45      4.96           811

  1998                          1.00      .052    (.052)        1.00          5.28        .45      5.16           779

  1997                          1.00      .050    (.050)        1.00          5.12        .45      5.01           547

  1996                          1.00      .056    (.056)        1.00          5.75        .45      5.49           452

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2000
(Unaudited)                     1.00      .029    (.029)        1.00          5.84(a)     .30(a)   5.76(a)         15

Year Ended January 31,

  2000                          1.00      .048    (.048)        1.00          4.89        .30      4.78            19

  1999                          1.00      .051    (.051)        1.00          5.24        .30      5.12            52

  1998                          1.00      .053    (.053)        1.00          5.44        .30      5.31           236

  1997 (b)                      1.00      .010    (.010)        1.00          5.17(a)     .30(a)   5.15(a)         37

PARTICIPANT SHARES

Six Months Ended July 31, 2000
(Unaudited)                     1.00      .027    (.027)        1.00          5.54(a)     .60(a)   5.46(a)         55

Year Ended January 31,

  2000                          1.00      .045    (.045)        1.00          4.58        .60      4.48            43

  1999                          1.00      .048    (.048)        1.00          4.93        .60      4.81           270

  1998                          1.00      .050    (.050)        1.00          5.13        .60      5.01            31

  1997 (b)                      1.00      .001    (.001)        1.00          4.87(a)     .60(a)   4.85(a)         -- (c)

(A)  ANNUALIZED.

(B)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(C)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.



                                           PER SHARE DATA ($)                            RATIOS/SUPPLEMENTAL DATA (%)
                                 ----------------------------------------------       ----------------------------------

                                                                                                  RATIO OF NET

                                 NET ASSET             DIVIDENDS   NET ASSET           RATIO OF   INVESTMENT   NET ASSETS

                                   VALUE     NET      FROM NET      VALUE              EXPENSES   INCOME TO    END OF

                                 BEGINNING INVESTMENT INVESTMENT    END      TOTAL    TO AVERAGE   AVERAGE      PERIOD

                                 OF PERIOD  INCOME     INCOME    OF PERIOD  RETURN (%)NET ASSETS   NET ASSETS ($X1,000,000)
---------------------------------------------------------------------------------------------------------------------------------

DREYFUS GOVERNMENT PRIME
CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2000
(Unaudited)                      1.00      .029        (.029)        1.00      5.94(a)     .20(a)   5.79(a)        187

Year Ended January 31,

  2000                           1.00      .049        (.049)        1.00      5.04        .20      4.98           397

  1999 (b)                       1.00      .048        (.048)        1.00      5.33(a)     .20(a)   5.20(a)        194

INVESTOR SHARES

Six Months Ended July 31, 2000
(Unaudited)                      1.00      .028        (.028)        1.00      5.68(a)     .45(a)   5.54(a)         52

Year Ended January 31,

  2000                           1.00      .047        (.047)        1.00      4.78        .45      4.73            39

  1999 (b)                       1.00      .046        (.046)        1.00      5.06(a)     .45(a)   4.95(a)         15

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2000
(Unaudited)                      1.00      .029        (.029)        1.00      5.84(a)     .30(a)   5.69(a)          2

Year Ended January 31,

  2000                           1.00      .048        (.048)        1.00      4.95        .30      4.88             1

  1999 (b)                       1.00      .047        (.047)        1.00      5.22(a)     .30(a)   5.10(a)          2

PARTICIPANT SHARES

Six Months Ended July 31, 2000
(Unaudited)                      1.00      .027        (.027)        1.00      5.54(a)     .60(a)   5.39(a)        271

Year Ended January 31,

  2000                           1.00      .045        (.045)        1.00      4.63        .60      4.58           196

  1999 (b)                       1.00      .045        (.045)        1.00      4.90(a)     .60(a)   4.80(a)        163

(A)  ANNUALIZED.

(B)  FROM FEBRUARY 27,1998 (COMMENCEMENT OF OPERATIONS) TO JANUARY 31, 1999.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds




FINANCIAL HIGHLIGHTS (CONTINUED)

                                                             PER SHARE DATA ($)                            RATIOS/SUPPLEMENTAL DATA
                               ----------------------------------------------       ----------------------------------

                                                                                                RATIO OF NET

                               NET ASSET             DIVIDENDS   NET ASSET           RATIO OF   INVESTMENT   NET ASSETS

                                 VALUE     NET      FROM NET      VALUE              EXPENSES   INCOME TO    END OF

                               BEGINNING INVESTMENT INVESTMENT    END      TOTAL    TO AVERAGE   AVERAGE      PERIOD

                               OF PERIOD  INCOME     INCOME    OF PERIOD  RETURN (%)NET ASSETS   NET ASSETS ($X1,000,000)
-------------------------------------------------------------------------------------------------------------------------------


DREYFUS TREASURY
CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2000
(Unaudited)                    1.00      .029        (.029)        1.00      5.80(a)     .20(a)   5.72(a)      2,078

Year Ended January 31,

  2000                         1.00      .048        (.048)        1.00      4.88        .20      4.76         1,879

  1999                         1.00      .051        (.051)        1.00      5.21        .20      5.09         2,865

  1998                         1.00      .053        (.053)        1.00      5.42        .20      5.30         2,921

  1997 (b)                     1.00      .026        (.026)        1.00      5.20(a)     .20(a)   5.14(a)      2,649

Year Ended July 31,

  1996                         1.00      .054        (.054)        1.00      5.51        .20      5.35         2,420

  1995                         1.00      .052        (.052)        1.00      5.34        .20      5.22         1,951

INVESTOR SHARES

Six Months Ended July 31, 2000
(Unaudited)                    1.00      .027        (.027)        1.00      5.54(a)     .45(a)   5.47(a)        597

Year Ended January 31,

  2000                         1.00      .045        (.045)        1.00      4.62        .45      4.53           472

  1999                         1.00      .048        (.048)        1.00      4.95        .45      4.84           538

  1998                         1.00      .051        (.051)        1.00      5.17        .45      5.07           597

  1997 (b)                     1.00      .025        (.025)        1.00      4.96(a)     .45(a)   4.89(a)        330

Year Ended July 31,

  1996                         1.00      .051        (.051)        1.00      5.25        .45      5.05           238

  1995                         1.00      .050        (.050)        1.00      5.08        .45      5.24            39

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2000
(Unaudited)                    1.00      .028        (.028)        1.00      5.70(a)     .30(a)   5.62(a)         23

Year Ended January 31,

  2000                         1.00      .047        (.047)        1.00      4.78        .30      4.66            23

  1999                         1.00      .050        (.050)        1.00      5.10        .30      4.99            17

  1998                         1.00      .052        (.052)        1.00      5.32        .30      5.20            -- (d)

  1997 (c)                     1.00      .010        (.010)        1.00      5.07(a)     .30(a)   4.25(a)         -- (d)

PARTICIPANT SHARES

Six Months Ended July 31, 2000
(Unaudited)                    1.00      .027        (.027)        1.00      5.39(a)     .60(a)   5.32(a)         19

Year Ended January 31,
  2000                         1.00      .044        (.044)        1.00      4.46        .60      4.36            33

  1999                         1.00      .047        (.047)        1.00      4.79        .60      4.68           126

  1998                         1.00      .049        (.049)        1.00      5.00        .60      4.90           102

  1997 (c)                     1.00      .009        (.009)        1.00      4.77(a)     .60(a)   4.20(a)         -- (d)

(A)  ANNUALIZED.

(B)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO JANUARY 31.

(C)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(D)  AMOUNT IS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.





                                                            PER SHARE DATA ($)                            RATIOS/SUPPLEMENTAL DATA (
                                               -----------------------------------------------       -------------------------------

                                                                                                                 RATIO OF NET

                                                NET ASSET             DIVIDENDS   NET ASSET           RATIO OF   INVESTMENT   NET AS

                                                  VALUE     NET      FROM NET      VALUE              EXPENSES   INCOME TO    END OF

                                                BEGINNING INVESTMENT INVESTMENT    END      TOTAL    TO AVERAGE   AVERAGE      PERIO

                                                OF PERIOD  INCOME     INCOME    OF PERIOD  RETURN (%)NET ASSETS   NET ASSETS ($X1,00
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS TREASURY PRIME
CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2000
(Unaudited)                                     1.00      .028        (.028)        1.00      5.64(a)     .20(a)   5.55(a)      1,99

Year Ended January 31,

  2000                                          1.00      .046        (.046)        1.00      4.72        .20      4.61         2,22

  1999                                          1.00      .050        (.050)        1.00      5.07        .20      4.96         2,78

  1998                                          1.00      .052        (.052)        1.00      5.30        .20      5.17         2,90

  1997 (b)                                      1.00      .047        (.047)        1.00      5.16(a)     .20(a)   5.05(a)      3,04

Year Ended February 28/29,

  1996                                          1.00      .055        (.055)        1.00      5.65        .20      5.53         2,90

  1995                                          1.00      .043        (.043)        1.00      4.39        .20      4.26         3,34

INVESTOR SHARES

Six Months Ended July 31, 2000
(Unaudited)                                     1.00      .026        (.026)        1.00      5.37(a)     .45(a)   5.30(a)        44

Year Ended January 31,

  2000                                          1.00      .044        (.044)        1.00      4.46        .45      4.36           41

  1999                                          1.00      .047        (.047)        1.00      4.81        .45      4.71           43

  1998                                          1.00      .049        (.049)        1.00      5.03        .45      4.91           30

  1997 (b)                                      1.00      .044        (.044)        1.00      4.88(a)     .45(a)   4.80(a)        35

Year Ended February 28/29,

  1996                                          1.00      .053        (.053)        1.00      5.39        .45      5.21           25

  1995                                          1.00      .041        (.041)        1.00      4.13        .45      4.26           12

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2000
(Unaudited)                                     1.00      .027        (.027)        1.00      5.54(a)     .30(a)   5.45(a)         1

Year Ended January 31,

  2000                                          1.00      .045        (.045)        1.00      4.62        .30      4.51            1

  1999                                          1.00      .049        (.049)        1.00      4.97        .30      4.86            5

  1998                                          1.00      .051        (.051)        1.00      5.19        .30      5.10

  1997 (c)                                      1.00      .010        (.010)        1.00      4.97(a)     .30(a)   4.91(a)         -

PARTICIPANT SHARES

Six Months Ended July 31, 2000
(Unaudited)                                     1.00      .026        (.026)        1.00      5.21(a)     .60(a)   5.15(a)        18

Year Ended January 31,

  2000                                          1.00      .042        (.042)        1.00      4.31        .60      4.23           13

  1999                                          1.00      .046        (.046)        1.00      4.65        .60      4.56           13

  1998                                          1.00      .048        (.048)        1.00      4.88        .60      4.79           11

  1997 (c)                                      1.00      .009        (.009)        1.00      4.66(a)     .60(a)   4.70(a)         -

(A)  ANNUALIZED.

(B)  THE FUND CHANGED ITS FISCAL YEAR END FROM FEBRUARY 28/29 TO JANUARY 31.

(C)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(D)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds



FINANCIAL HIGHLIGHTS (CONTINUED)



                                                            PER SHARE DATA ($)                            RATIOS/SUPPLEMENTAL DATA (
                                ----------------------------------------------       ----------------------------------

                                                                                                 RATIO OF NET

                                NET ASSET             DIVIDENDS   NET ASSET           RATIO OF   INVESTMENT   NET ASSETS

                                  VALUE     NET      FROM NET      VALUE              EXPENSES   INCOME TO    END OF

                                BEGINNING INVESTMENT INVESTMENT    END      TOTAL    TO AVERAGE   AVERAGE      PERIOD

                                OF PERIOD  INCOME     INCOME    OF PERIOD  RETURN (%)NET ASSETS   NET ASSETS ($X1,000,000)
--------------------------------------------------------------------------------------------------------------------------------

DREYFUS MUNICIPAL CASH
MANAGEMENT PLUS

INSTITUTIONAL SHARES

Six Months Ended July 31, 2000
(Unaudited)                     1.00      .019        (.019)        1.00      3.89(a)     .20(a)   3.87(a)        164

Year Ended January 31,

  2000                          1.00      .031        (.031)        1.00      3.18        .20      3.12           129

  1999                          1.00      .033        (.033)        1.00      3.37        .20      3.31           208

  1998                          1.00      .035        (.035)        1.00      3.59        .20      3.53           134

  1997 (b)                      1.00      .003        (.003)        1.00      3.41(a)     .20(a)   3.38(a)        159

Year Ended December 31,

  1996                          1.00      .034        (.034)        1.00      3.43        .20      3.38           156

  1995                          1.00      .038        (.038)        1.00      3.85        .20      3.78           194

INVESTOR SHARES

Six Months Ended July 31, 2000
(Unaudited)                     1.00      .018        (.018)        1.00      3.65(a)     .45(a)   3.62(a)         53

Year Ended January 31,

  2000                          1.00      .029        (.029)        1.00      2.93        .45      2.86            49

  1999                          1.00      .031        (.031)        1.00      3.12        .45      3.07            50

  1998                          1.00      .033        (.033)        1.00      3.34        .45      3.26            47

  1997 (b)                      1.00      .003        (.003)        1.00      3.18(a)     .45(a)   3.13(a)         67

Year Ended December 31,

  1996                          1.00      .031        (.031)        1.00      3.18        .45      3.14            46

  1995                          1.00      .035        (.035)        1.00      3.60        .45      3.51            23

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2000
(Unaudited)                     1.00      .019        (.019)        1.00      3.79(a)     .30(a)   3.77(a)         -- (c)

Year Ended January 31,

  2000                          1.00      .030        (.030)        1.00      3.08        .30      3.02            -- (c)

  1999                          1.00      .032        (.032)        1.00      3.27        .30      3.54            -- (c)

  1998                          1.00      .034        (.034)        1.00      3.49        .30      3.53            -- (c)

  1997 (b)                      1.00      .003        (.003)        1.00      3.30(a)     .30(a)   3.64(a)         -- (c

Year Ended December 31, 1996 (d)1.00      .004        (.004)        1.00      3.38(a)     .30(a)   3.73(a)         -- (c)

PARTICIPANT SHARES

Six Months Ended July 31, 2000
(Uaudited)                      1.00      .017        (.017)        1.00      3.49(a)     .60(a)   3.47(a)          9

Year Ended January 31,

  2000                          1.00      .027        (.027)        1.00      2.77        .60      2.72            -- (c)

  1999                          1.00      .029        (.029)        1.00      2.97        .60      2.91            15

  1998                          1.00      .031        (.031)        1.00      3.18        .60      3.17             7

  1997 (b)                      1.00      .003        (.003)        1.00      2.94(a)     .60(a)   3.17(a)        -- (c)

Year Ended December 31, 1996 (d)1.00      .004        (.004)        1.00      3.12(a)     .60(a)   3.55(a)        -- (c)

(A)  ANNUALIZED.

(B)  THE FUND CHANGED ITS FISCAL YEAR END FROM DECEMBER 31 TO JANUARY 31.

(C)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

(D)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31, 1996.

SEE NOTES TO FINANCIAL STATEMENTS.




                                             PER SHARE DATA ($)                            RATIOS/SUPPLEMENTAL DATA (%)
                                 ----------------------------------------------       ----------------------------------

                                                                                                  RATIO OF NET

                                 NET ASSET             DIVIDENDS   NET ASSET           RATIO OF   INVESTMENT   NET ASSETS

                                   VALUE     NET      FROM NET      VALUE              EXPENSES   INCOME TO    END OF

                                 BEGINNING INVESTMENT INVESTMENT    END      TOTAL    TO AVERAGE   AVERAGE      PERIOD

                                 OF PERIOD  INCOME     INCOME    OF PERIOD  RETURN (%)NET ASSETS   NET ASSETS ($X1,000,000)
---------------------------------------------------------------------------------------------------------------------------------

DREYFUS NEW YORK
MUNICIPAL CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2000
(Unaudited)                      1.00      .019        (.019)        1.00      3.77(a)     .20(a)   3.76(a)        303

Year Ended January 31,

  2000                           1.00      .030        (.030)        1.00      3.03        .20      2.98           265

  1999                           1.00      .031        (.031)        1.00      3.19        .20      3.12           268

  1998                           1.00      .034        (.034)        1.00      3.46        .20      3.40           196

  1997 (b)                       1.00      .017        (.017)        1.00      3.29(a)     .20(a)   3.28(a)        133

Year Ended July 31,

  1996                           1.00      .034        (.034)        1.00      3.44        .20      3.33           132

  1995                           1.00      .034        (.034)        1.00      3.46        .20      3.42           101

INVESTOR SHARES

Six Months Ended July 31, 2000
(Unaudited)                      1.00      .017        (.017)        1.00      3.53(a)     .45(a)   3.51(a)         10

Year Ended January 31,

  2000                           1.00      .027        (.027)        1.00      2.77        .45      2.73            11

  1999                           1.00      .029        (.029)        1.00      2.93        .45      2.92             9

  1998                           1.00      .032        (.032)        1.00      3.20        .45      3.17            13

  1997(b)                        1.00      .015        (.015)        1.00      3.04(a)     .45(a)   3.03(a)          8

Year Ended July 31,

  1996                           1.00      .031        (.031)        1.00      3.18        .45      3.09            14

  1995                           1.00      .032        (.032)        1.00      3.20        .45      2.81             6

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2000
(Unaudited)                      1.00      .018        (.018)        1.00      3.67(a)     .30(a)   3.66(a)        -- (c)

Year Ended January 31,

  2000                           1.00      .029        (.029)        1.00      2.93        .30      2.88           -- (c)

  1999                           1.00      .030        (.030)        1.00      3.09        .30      3.02           -- (c)

  1998                           1.00      .033        (.033)        1.00      3.35        .30      3.30           -- (c)

  1997(d)                        1.00      .006        (.006)        1.00      3.24(a)     .30(a)   3.24(a)        -- (c)

PARTICIPANT SHARES

Six Months Ended July 31, 2000
(Unaudited)                      1.00      .017        (.017)        1.00      3.37(a)     .60(a)   3.36(a)          1

Year Ended January 31,

  2000                           1.00      .026        (.026)        1.00      2.62        .60      2.58           -- (c)

  1999                           1.00      .027        (.027)        1.00      2.78        .60      2.72             1

  1998                           1.00      .030        (.030)        1.00      3.05        .60      3.01             1

  1997(d)                        1.00      .006        (.006)        1.00      2.94(a)     .60(a)   2.88(a)        -- (c)

(A)  ANNUALIZED.

(B)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO JANUARY 31.

(C)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

(D)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds



FINANCIAL HIGHLIGHTS (CONTINUED)



                                           PER SHARE DATA ($)                            RATIOS/SUPPLEMENTAL DATA (%)
                               ----------------------------------------------       ----------------------------------

                                                                                                RATIO OF NET

                               NET ASSET             DIVIDENDS   NET ASSET           RATIO OF   INVESTMENT   NET ASSETS

                                 VALUE     NET      FROM NET      VALUE              EXPENSES   INCOME TO    END OF

                               BEGINNING INVESTMENT INVESTMENT    END      TOTAL    TO AVERAGE   AVERAGE      PERIOD

                               OF PERIOD  INCOME     INCOME    OF PERIOD  RETURN (%)NET ASSETS   NET ASSETS ($X1,000,000)
-------------------------------------------------------------------------------------------------------------------------------

DREYFUS TAX EXEMPT
CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2000
(Unaudited)                    1.00      .019        (.019)        1.00      3.85(a)     .20(a)   3.81(a)      1,229

Year Ended January 31,

  2000                         1.00      .031        (.031)        1.00      3.11        .20      3.05         1,059

  1999                         1.00      .032        (.032)        1.00      3.26        .20      3.20         1,286

  1998                         1.00      .034        (.034)        1.00      3.50        .20      3.44         1,319

  1997                         1.00      .033        (.033)        1.00      3.31        .20      3.25         1,646

  1996                         1.00      .037        (.037)        1.00      3.72        .20      3.64         1,366

INVESTOR SHARES

Six Months Ended July 31, 2000
(Unaudited)                    1.00      .018        (.018)        1.00      3.59(a)     .45(a)   3.56(a)        211

Year Ended January 31,

  2000                         1.00      .028        (.028)        1.00      2.86        .45      2.80           223

  1999                         1.00      .030        (.030)        1.00      3.00        .45      2.96           161

  1998                         1.00      .032        (.032)        1.00      3.24        .45      3.22           149

  1997                         1.00      .030        (.030)        1.00      3.05        .45      2.98            44

  1996                         1.00      .034        (.034)        1.00      3.46        .45      3.39            80

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2000
(Unaudited)                    1.00      .019        (.019)        1.00      3.73(a)     .30(a)   3.71(a)          1

Year Ended January 31,

  2000                         1.00      .030        (.030)        1.00      3.00        .30      2.95             2

  1999                         1.00      .031        (.031)        1.00      3.15        .30      2.95             1

  1998                         1.00      .033        (.033)        1.00      3.39        .30      3.35             1

  1997 (b)                     1.00      .006        (.006)        1.00      3.24(a)     .30(a)   3.54(a)          -- (c)

PARTICIPANT SHARES

Six Months Ended July 31, 2000
(Unaudited)                    1.00      .017        (.017)        1.00      3.43(a)     .60(a)   3.41(a)        163

Year Ended January 31,

  2000                         1.00      .027        (.027)        1.00      2.70        .60      2.65           131

  1999                         1.00      .028        (.028)        1.00      2.85        .60      2.81            73

  1998                         1.00      .030        (.030)        1.00      3.09        .60      3.08            72

  1997 (b)                     1.00      .006        (.006)        1.00      2.94(a)     .60(a)   3.29(a)         -- (c)

(A)  ANNUALIZED.

(B)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(C)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.




NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management (each, a "fund" and collectively, the "funds"), are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the "Act"). Each fund, other than Dreyfus New York Municipal Cash Management, is a diversified series. Dreyfus New York Municipal Cash Management is a non-diversified series. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the "Company") which currently offers two series. Each fund' s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from Federal income tax, and, in the case of Dreyfus New York Municipal Cash Management only, which is exempt from Federal, New York State and New York City income taxes. The Dreyfus Corporation (the "Manager") serves as each fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Effective March 22, 2000, Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of the Manager, became the distributor of the funds shares, which are sold to the public without a sales charge. Prior to March 22, 2000, Premier Mutual Fund Services, Inc. was the distributor. Each fund offers the following classes of shares: Institutional Shares, Administrative Shares, Investor Shares and Participant Shares. Administrative Shares, Investor Shares and Participant Shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

It is each fund's policy to maintain a continuous net asset value per share of $1.00; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that any fund will be able to maintain a stable net asset value per share of $1.00.

Each fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the fund's Board members to represent the fair value of each fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discount on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, each fund receives net earnings credits based on available cash balances left on deposit. The following funds received net earnings credits during the period ended July 31, 2000:

Dreyfus Treasury Prime

  Cash Management                                                  14,292

Dreyfus Municipal Cash

  Management Plus                                                   7,152

Dreyfus New York Municipal

  Cash Management                                                  14,937

Dreyfus Tax Exempt

                                                                 The Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

  Cash Management                                                  38,452

Income earned under this arrangement is included in interest income.

Dreyfus New York Municipal Cash Management follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the fund's Manager, subject to the seller' s agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(C) EXPENSES: With regards to the Company, expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to both series are allocated between them.

(D) DIVIDENDS TO SHAREHOLDERS: It is the policy of each fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gain.

(E) FEDERAL INCOME TAXES: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The following summarizes each fund's unused capital loss carryovers available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 2000. These amounts are calculated based on Federal income tax regulations which may differ

                                                                EXPIRING IN FISCAL:
                                                                                             ($ X 1,000)

                                                                 2002     2003     2004     2005     2006     2007    2008    TOTAL

Dreyfus Cash Management                                            --      157       --      122      179      --       60     518

Dreyfus Cash Management Plus, Inc.                                 --      708       41       --      221      --      222   1,192

Dreyfus Government Cash Management                                 --      142       --      526       --      24       --     692

Dreyfus Government Prime Cash Management                           --       --       --       --       --      --       42      42

Dreyfus Treasury Cash Management                                   --       23      185      135       74     186       60     663

Dreyfus Treasury Prime Cash Management                             --        7      116       20       72     198      304     717

Dreyfus Municipal Cash Management Plus                            124       13        6       17       --      18       --     178

Dreyfus New York Municipal Cash Management                         --        1       --        3       --      --       --       4

Dreyfus Tax Exempt Cash Management                                 --      177      112      156       43      25      219     732



from financial reporting in accordance with generally accepted accounting principles.

At July 31, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(A) Pursuant to separate management agreements with the Manager, the management fee of each fund is computed at the annual rate of .20 of 1% of the value of such fund's average daily net assets and is payable monthly.

As to each fund, unless the Manager gives a fund's investors 90 days notice to the contrary, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management fee, and with respect to the fund's Administrative Shares, Investor Shares and Participant Shares, Rule 12b-1 Service Plan expenses.

(B) Under each fund's Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Shares, Investor Shares and Participant Shares, each fund pays the distributor for distributing such classes of shares, for advertising and marketing relating to such classes of shares, for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .10, .25 and
 .40 of 1% of the value of the average daily net assets of Administrative Shares, Investor Shares and Participant Shares, respectively. Prior to March 22, 2000, Premier Mutual Fund Services, Inc., and not DSC, received payments under the Plan for distributing fund shares and for servicing shareholder accounts. The distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of a fund's
Administrative   Shares,   Investor  Shares  and  Participant  Shares  owned  by
shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under each Plan are payable without regard to actual expenses incurred. Of the total distribution fees paid by each fund as reported in the Statement of Operations for the period ended July 31, 2000, the following amounts were paid to DSC:

Dreyfus Cash Management                                               1,393,682

Dreyfus Cash Management Plus, Inc.                                    1,118,088

Dreyfus Government
   Cash Management                                                      718,755

Dreyfus Government Prime
    Cash Management                                                     435,006

Dreyfus Treasury Cash Management                                        682,464

Dreyfus Treasury Prime
   Cash Management                                                      810,316

Dreyfus Municipal
   Cash Management Plus                                                  56,827

Dreyfus New York Municipal
   Cash Management                                                       12,671

Dreyfus Tax Exempt
   Cash Management                                                      495,233

                                                                 The Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(C) Each fund (except for Dreyfus New York Municipal Cash Management) pays its Board members an annual fee of $3,000 and an attendance fee of $500 per meeting. Dreyfus New York Municipal Cash Management pays its Board members an annual fee of $1,000 and an attendance fee of $500 per meeting. These amounts are borne by the Manager as to each fund pursuant to the undertakings in effect. See Note 2
(a).

NOTE 3--Capital Share Transactions:

Each fund (except for Dreyfus Cash Management Plus, Inc.) is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Dreyfus Cash Management Plus, Inc. is authorized to issue 15 billion shares of $.001 par value Common Stock.


NOTES

                                                           For More Information

Dreyfus Cash Management Funds

200 Park Avenue

New York, NY 10166

  Manager

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

  Custodian

The Bank of New York

100 Church Street

New York, NY 10286

  Transfer Agent &

  Dividend Disbursing Agent

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940

  Distributor

Dreyfus Service Corporation

200 Park Avenue

New York, NY 10166

To obtain information:

BY TELEPHONE Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL Write to: Dreyfus Institutional Services Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

(c) 2000 Dreyfus Service Corporation
CMGTSA007